UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds,

            55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 10/31/2015

Item 1 – Report to Stockholders

OCTOBER 31, 2015

ANNUAL REPORT	BLACKROCK®

BlackRock Liquidity Funds

▶   Federal Trust Fund

▶   FedFund

▶   TempCash

▶   TempFund

▶   T-Fund

▶   Treasury Trust Fund

▶   MuniCash

▶   MuniFund

▶   California Money Fund

▶   New York Money Fund

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions were the overarching themes driving financial markets during the 12-month period ended October 31, 2015. U.S. economic growth was picking up considerably toward the end of 2014, while the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite expectations that the Federal Reserve (the “Fed”) would eventually be inclined to raise short-term interest rates, while international markets struggled even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, fueling a sell-off in energy-related assets and emerging markets. U.S. Treasury bonds benefited as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks temporarily abated, and the U.S. economy hit a soft patch amid a harsh winter and a west coast port strike. High valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia began to improve, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar posed another significant headwind for the asset class.

U.S. economic growth regained momentum in the second quarter, helping U.S. stocks resume an upward path; however, the improving data underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse. These concerns abated when the Greek parliament passed a series of austerity and reform measures in July. But the market’s calm was short-lived. Signs of weakness in China’s economy sparked extreme levels of volatility in Chinese equities despite policymakers’ attempts to stabilize the market.

Higher volatility spread through markets globally in the third quarter as further evidence of deceleration in China stoked worries about overall global growth. Weakening Chinese demand caused oil prices to slide once again and ignited another steep sell-off in emerging markets. Speculation as to whether the Fed would raise rates at its September meeting further fueled global volatility. Ultimately, the Fed postponed the rate hike, but this brought little relief in the markets as the central bank’s decision reinforced investors’ concerns about the state of the global economy. Stock markets finished the third quarter with the worst performance since 2011. High yield bonds also declined, while higher quality assets, including U.S. Treasury bonds, municipal bonds and investment grade credit benefited from investors seeking shelter amid global uncertainty.

The period ended with a strong October rally in risk assets. Given the recent scarcity of evidence of global growth, equity markets had become more reliant on central banks to drive performance. Although October brought generally soft economic data and lower growth estimates, global equities powered higher as China’s central bank provided more stimulus, the European Central Bank poised for more easing and soft U.S. data pushed back expectations for a Fed rate hike. Treasury bonds declined in October while all other asset classes benefited from investors’ increased risk appetite.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.77%	5.20%
U.S. small cap equities (Russell 2000® Index)	(4.12)	0.34
International equities (MSCI Europe, Australasia, Far East Index)	(6.44)	(0.07)
Emerging market equities (MSCI Emerging Markets Index)	(17.75)	(14.53)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(0.02)	3.57
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(0.10)	1.96
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.58	2.87
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(3.38)	(1.91)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Twelve-Month Period Ended October 31, 2015

The Federal Open Market Committee (“FOMC”) left the federal funds rate unchanged at the target range of 0.00% to 0.25% for the 12-month period ended October 31, 2015. Although the FOMC’s meeting on October 28th held a low probability of a rate hike, it was still significant to market participants as it helped gauge the FOMC’s sentiment as to its openness to higher rates by the end of this year. The post-meeting statement and follow-up comments were rather hawkish. Of note, the FOMC dropped warnings about “global economic and financial developments,” which had been added at the prior meeting. In our opinion, this put the decision to raise rates squarely on domestic developments. Additionally, Chairwoman Yellen made an explicit reference to the December meeting, saying that the FOMC will determine whether to raise rates at its “next meeting” by assessing the progress toward “its objectives of maximum employment and two percent inflation.” Market participants took notice, with fed funds futures contracts reflecting a 50% chance (up from 30%) of a fed funds rate hike by year end. However, hesitation on the part of the FOMC remains as a weak employment report and tepid third-quarter U.S. growth have led many to question the durability of the economic expansion in the United States. Furthermore, market-based expectations of medium-term inflation have softened and broad inflation measures remain well below the FOMC’s objective of 2%.

Looking ahead, we expect further clarity from the FOMC about the likelihood of an increase in interest rates beginning in December. While some uncertainty remains as to the exact timing of a rate hike, most market participants agree that the FOMC will act at some point in the near term. As such, investor demand will continue to be skewed toward shorter tenors in fixed-rate securities with select purchases in longer-term floating-rate products. Ultimately, our opinion is that economic data will drive the FOMC’s decision. We will be closely monitoring comments from FOMC members for hints as to their latest thinking.

In the eurozone, the European Central Bank (“ECB”) elected to maintain its deposit rate at a negative 0.20%. At the ECB’s most recent meeting, President Mario Draghi said that the ECB will re-examine the degree of stimulus it’s providing at its December meeting. That was interpreted by the markets as a hint to expect an expansion or extension of its bond buying program. The Bank of England left its benchmark rate unchanged at 0.50% amid speculation that the first rate hike in over six years may be on the horizon.

London Interbank Offered Rates (“LIBOR”) moved higher over the period as a possible rate hike from the FOMC was anticipated later in the year. The benchmark three-month LIBOR ended the period at 0.334%, which is just over ten basis points (0.10%) higher than it had been twelve months prior.

The short-term tax-exempt market was relatively stable for the duration of the twelve months ended October 31, 2015. While municipal money fund industry assets have been stable, holdings of highly liquid variable rate demand note (“VRDN”) securities generally increased over the period. Rates on VRDN securities as measured by the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day terms, ranged between a high of 0.11% to a historical low of 0.01%, and ended the period at 0.01%. With the exception of seasonal weakness resulting from tax-related redemptions in April and May when inventory of VRDN securities reached a high not seen in over three years of near $13 billion, inventory remained at or near historical lows around and sometimes below $1 billion for the majority of the period.

Posturing around the FOMC meetings and the need to replace maturing municipal notes combined to keep demand elevated for VRDN securities over the majority of the period. In addition, improvement in the fiscal health of state and local municipal issuers contributed to a reduced need to borrow in the short-term municipal market to meet fiscal year 2016 operational budget needs. The reduced borrowing need has resulted in a reduction in one-year fixed-rate note issuance by more than 22% from the previous year’s levels. Although expectations for a federal funds rate hike before the year end remain intact, a reduction in note issuance has contributed to only a moderate amount of upward pressure on one-year rates. The Municipal Market Advisors AAA General Obligation One-Year Index yield increased from 0.14% on November 1, 2014 to 0.23% on October 31, 2015. In addition, the reduced supply of fixed-rate notes and defensive positioning have combined to elevate demand for VRDN securities as an investment alternative, which resulted in the SIFMA Index dropping to the historical low of 0.01% by October 31, 2015.

Municipal money fund investors continue to be very selective within longer duration maturities. As the FOMC’s change in monetary policy remains on the horizon and fund investors face unprecedented money market fund reform, there is widespread desire to maintain defensive positioning with higher levels of liquidity and shorter weighted average maturities. We expect one-year levels to move higher once a rate change is enacted by the FOMC. In the meantime, reduced supply continues to play a role in keeping any yield increases to a moderate amount.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Fund Information as of October 31, 2015

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Administration	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	79%
U.S. Treasury Obligations	21

Total	100%

FedFund

FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	(0.01)%	0.01%
Dollar	(0.01)%	0.01%
Cash Management	(0.01)%	0.01%
Cash Reserve	(0.01)%	0.01%
Administration	(0.01)%	0.01%
Select	(0.01)%	0.01%
Private Client	(0.01)%	0.01%
Premier	(0.01)%	0.01%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	52%
U.S. Government Sponsored Agency Obligations	48

Total	100%

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Effective as of October 1, 2015, the Board of Trustees of TempCash approved a change in the Fund’s principal investment strategies such that the Fund may invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditonal demand feature that is exercisable and payable, within 5 business days or less.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.04%
Dollar	0.00%	0.04%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	32%
Time Deposits	28
Commercial Paper	21
Certificates of Deposit	12
Municipal Bonds	5
Closed-End Investment Companies	2

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	5

Fund Information (continued) as of October 31, 2015

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.12%	0.12%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Cash Reserve	0.01%	0.01%
Administration	0.02%	0.02%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	35%
Commercial Paper	28
Time Deposits	24
Repurchase Agreements	12
Corporate Notes	1

Total	100%

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	(0.04)%	0.01%
Dollar	(0.04)%	0.01%
Cash Management	(0.04)%	0.01%
Cash Reserve	(0.04)%	0.01%
Administration	(0.04)%	0.01%
Select	(0.04)%	0.01%
Premier	(0.04)%	0.01%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	52%
Repurchase Agreements	49
Liabilities in Excess of Other Assets	(1)

Total	100%

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.02%
Dollar	0.00%	0.02%
Cash Management	0.00%	0.02%
Administration	0.00%	0.02%
Select	0.00%	0.02%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	109%
Liabilities in Excess of Other Assets	(9)

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Fund Information (continued) as of October 31, 2015

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.02%	0.02%
Dollar	0.02%	0.02%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	74%
Municipal Bonds	12
Closed-End Investment Companies	11
Commercial Paper	2
Municipal Put Bonds	1

Total	100%

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.02%	0.02%
Dollar	0.02%	0.02%
Cash Management	0.02%	0.02%
Administration	0.02%	0.02%
Select	0.02%	0.02%
Private Client	0.02%	0.02%
Premier	0.02%	0.02%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	79%
Municipal Bonds	17
Commercial Paper	4
Municipal Put Bonds	1
Closed-Ended Investment Companies	—*
Liabilities in Excess of Other Assets	(1)

Total	100%

* Representing less than 0.5% of the Fund’s net assets.

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	69%
Municipal Bonds	17
Commercial Paper	12
Closed-Ended Investment Companies	2

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	7

Fund Information (concluded) as of October 31, 2015

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Cash Management	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	75%
Municipal Bonds	19
Closed-End Investment Companies	6

Total	100%

On July 28, 2015, the Board of Trustees of the Trust and the Board of Trustees of Funds For Institutions Series (the “Target Trust”), approved the reorganization of FFI Institutional Tax-Exempt Fund (the “Target Fund”), a series of the Target Trust, with and into MuniCash (the “Acquiring Fund”), with the Acquiring Fund continuing as the surviving fund after the reorganization. At a special shareholder meeting on December 17, 2015, the requisite shareholders of the Target Fund approved the reorganization, which is expected to be completed in the first quarter of 2016.

On November 2, 2015, Bank of America reached an agreement to transfer the investment management responsibilities of BofA Global Capital Management (“BoA”) to BlackRock Advisors, LLC (the “Manager”). In connection with this transaction, the Manager is proposing to reorganize the funds managed by BoA into certain funds managed by the Manager.

The Board of Trustees of the BoA target funds (the “Target Funds”) at a meeting held on December 10, 2015 and the Board of Trustees of the BlackRock acquiring funds (the “Acquiring Funds”) at a meeting held on December 14-15, 2015 approved certain reorganizations of each Target Fund into each Acquiring Fund. Each proposed reorganization is subject to required shareholder approvals and the satisfaction of applicable regulatory requirements and other customary closing conditions.

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

8	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2015 and held through October 31, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
Dollar	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
Administration	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%

FedFund
Institutional	$1,000.00	$1,000.10	$0.76	$1,000.00	$1,024.45	$0.77	0.15%
Dollar	$1,000.00	$1,000.10	$0.76	$1,000.00	$1,024.45	$0.77	0.15%
Cash Management	$1,000.00	$1,000.10	$0.81	$1,000.00	$2,024.40	$0.82	0.16%
Cash Reserve	$1,000.00	$1,000.10	$0.81	$1,000.00	$1,024.40	$0.82	0.16%
Administration	$1,000.00	$1,000.10	$0.76	$1,000.00	$1,024.45	$0.77	0.15%
Select	$1,000.00	$1,000.10	$0.76	$1,000.00	$1,024.45	$0.77	0.15%
Private Client	$1,000.00	$1,000.10	$0.81	$1,000.00	$1,024.40	$0.82	0.16%
Premier	$1,000.00	$1,000.10	$0.76	$1,000.00	$1,024.45	$0.77	0.15%

TempCash
Institutional	$1,000.00	$1,000.30	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	$1,000.00	$1,000.10	$1.11	$1,000.00	$1,024.10	$1.12	0.22%

TempFund
Institutional	$1,000.00	$1,000.50	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	$1,000.00	$1,000.10	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Cash Management	$1,000.00	$1,000.10	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Cash Reserve	$1,000.00	$1,000.10	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Administration	$1,000.00	$1,000.10	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Select	$1,000.00	$1,000.10	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Private Client	$1,000.00	$1,000.10	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Premier	$1,000.00	$1,000.10	$1.31	$1,000.00	$1,023.89	$1.33	0.26%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	9

Expense Examples (concluded)

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
Dollar	$1,000.00	$1,000.10	$0.50	$1,000.00	$1,024.70	$0.51	0.10%
Cash Management	$1,000.00	$1,000.10	$0.50	$1,000.00	$1,024.70	$0.51	0.10%
Cash Reserve	$1,000.00	$1,000.00	$0.09	$1,000.00	$1,005.11	$0.09	0.09%
Administration	$1,000.00	$1,000.10	$0.50	$1,000.00	$1,024.70	$0.51	0.10%
Select	$1,000.00	$1,000.10	$0.09	$1,000.00	$1,005.11	$0.09	0.09%
Premier	$1,000.00	$1,000.10	$0.10	$1,000.00	$1,005.10	$0.10	0.10%

Treasury Trust Fund
Institutional	$1,000.00	$1,000.00	$0.25	$1,000.00	$1,024.95	$0.26	0.05%
Dollar	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.90	$0.31	0.06%
Cash Management	$1,000.00	$1,000.00	$0.25	$1,000.00	$1,024.95	$0.26	0.05%
Administration	$1,000.00	$1,000.00	$0.25	$1,000.00	$1,024.95	$0.26	0.05%
Select	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.90	$0.31	0.06%

MuniCash
Institutional	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.60	$0.61	0.12%
Dollar	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.60	$0.61	0.12%

MuniFund
Institutional	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Dollar	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Cash Management	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Administration	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Select	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.90	$0.31	0.06%
Private Client	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Premier	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%

California Money Fund
Institutional	$1,000.00	$1,000.10	$0.20	$1,000.00	$1,025.00	$0.20	0.04%
Dollar	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.95	$0.26	0.05%
Administration	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.95	$0.26	0.05%
Select	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.95	$0.26	0.05%
Private Client	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.95	$0.26	0.05%
Premier	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.95	$0.26	0.05%

New York Money Fund
Institutional	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Cash Management	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.60	$0.61	0.12%
Administration	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Select	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Private Client	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Premier	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

10	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Discount Notes: (a)
0.13%, 11/17/15	$4,450	$4,449,743
0.11%, 11/19/15	15,000	14,999,175
0.19%, 12/02/15	5,000	4,999,182
0.18%, 12/08/15	3,709	3,708,314
0.24%, 12/18/15	2,655	2,654,168
0.23%, 12/23/15	3,272	3,270,913
0.23%, 1/26/16	10,000	9,994,505
0.23%, 2/09/16	15,000	14,990,417
0.23%, 2/17/16	5,000	4,996,550
Federal Farm Credit Bank Variable Rate Notes: (b)
0.15%, 11/24/15	11,300	11,300,000
0.20%, 2/26/16	2,660	2,659,979
0.25%, 12/16/16	3,047	3,047,000
Federal Home Loan Bank Bonds:
0.16%, 1/14/16	1,140	1,139,891
0.25%, 3/11/16	4,000	4,000,230
0.34%, 3/14/16	4,270	4,269,634
Federal Home Loan Bank Discount Notes: (a)
0.18%, 11/09/15	2,512	2,511,899
0.16%, 11/13/15	2,444	2,443,870
0.06%, 11/17/15	2,700	2,699,928
0.03%, 11/18/15	9,570	9,569,864
0.20%, 11/30/15	3,433	3,432,447
0.19%, 12/01/15	3,195	3,194,494
0.07%, 12/02/15	634	633,900
0.20%, 12/02/15	4,305	4,304,320
0.07%, 12/04/15	8,000	7,999,443
0.16%, 12/04/15	570	569,960
0.17%, 12/09/15	2,200	2,199,606
0.30%, 1/14/16	300	299,815
0.12%, 1/20/16	5,000	4,998,666

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (a) (continued)
0.19%, 1/22/16	$5,000	$4,997,837
0.20%, 1/25/16	500	499,764
0.15%, 2/19/16	940	939,583
0.17%, 3/02/16	615	614,646
Federal Home Loan Bank Variable Rate Notes: (b)
0.16%, 3/08/16	8,270	8,270,000
0.15%, 4/15/16	10,000	10,000,000
0.15%, 5/13/16	5,000	4,999,865
0.23%, 1/17/17	5,000	5,000,241
0.18%, 2/10/17	5,000	4,998,985
0.23%, 3/28/17	3,000	2,998,840
Tennessee Valley Authority Discount Notes: (a)
0.03%, 11/03/15	55,000	54,999,898
0.05%, 11/10/15	15,000	14,999,812
0.06%, 12/08/15	15,000	14,999,075
Total U.S. Government Sponsored Agency Obligations — 79.0%		263,656,459

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.01%, 11/27/15	27,000	26,999,756
0.01%, 12/24/15	9,000	8,999,934
0.02%, 12/31/15	10,000	9,999,750
0.00%, 1/07/16	24,000	24,000,000
Total U.S. Treasury Obligations — 21.0%		69,999,440
Total Investments (Cost — $333,655,899*) — 100.0%		333,655,899
Liabilities in Excess of Other Assets — 0.0%		(1,918)

Net Assets — 100.0%		$333,653,981

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal	HDA	Housing Development Authority	PCRB	Pollution Control Revenue	TAN	Tax Anticipation Notes
	Corp.	HFA	Housing Finance Agency		Bonds	TECP	Tax-Exempt Commercial Paper
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts	VRDN	Variable Rate Demand Notes
	(subject to)	IDRB	Industrial Development Revenue	RAN	Revenue Anticipation Notes	VRDP	Variable Rate Demand Preferred
BAN	Bond Anticipation Notes		Bonds	RB	Revenue Bonds
CalSTRS	California State Teachers’	ISD	Independent School District	ROC	Reset Option Certificates
	Retirement System	LOC	Letter of Credit	SBPA	Stand-by Bond Purchase
COP	Certificates of Participation	MB	Municipal Bonds		Agreement
GO	General Obligation Bonds

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	11

Schedule of Investments (concluded)	Federal Trust Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$333,655,899	—	$ 333,655,899

[1]	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes: (a)
0.12%, 12/01/15	$55,650	$55,644,436
0.14%, 12/14/15	100,000	99,983,278
0.16%, 12/30/15	25,000	24,993,649
0.16%, 1/05/16	50,000	49,986,007
0.22%, 1/07/16	175,000	174,919,180
0.15%, 1/08/16	133,230	133,192,252
0.23%, 1/14/16	150,000	149,930,625
0.17%, 1/15/16	48,435	48,418,350
0.22%, 2/01/16	22,445	22,432,668
0.26%, 2/02/16	100,000	99,932,834
0.20%, 2/03/16	23,000	22,986,036
0.24%, 2/03/16	100,000	99,939,287
0.30%, 2/17/16	118,410	118,305,207
0.24%, 2/23/16	88,265	88,199,316
0.28%, 2/24/16	163,889	163,742,410
Fannie Mae Variable Rate Notes: (b)
0.21%, 7/25/16	9,000	9,002,701
0.21%, 10/21/16	150,000	149,994,645
0.21%, 8/16/17	25,000	24,995,471
Federal Farm Credit Bank Discount Notes: (a)
0.14%, 12/04/15	50,000	49,993,584
0.18%, 12/08/15	96,291	96,273,187
0.24%, 12/18/15	114,145	114,109,234
0.23%, 1/26/16	15,000	14,991,758
0.23%, 1/27/16	22,150	22,137,689
0.20%, 2/04/16	10,000	9,994,722
0.23%, 2/09/16	20,000	19,987,222
Federal Farm Credit Bank Variable Rate Notes: (b)
0.25%, 12/16/15	182,015	182,015,000
0.21%, 6/30/16	163,500	163,476,341
0.18%, 8/12/16	75,000	74,995,699
0.19%, 9/09/16	80,000	79,995,278
0.24%, 6/19/17	50,000	49,997,559
Federal Home Loan Bank Bonds, 0.16%, 1/14/16	43,400	43,396,178
Federal Home Loan Bank Discount Notes: (a)
0.20%, 12/02/15	85,620	85,605,254
0.14%, 12/03/15	50,000	49,993,999
0.16%, 12/04/15	23,715	23,711,522
0.16%, 1/04/16	39,171	39,159,858
0.23%, 1/13/16	67,400	67,369,249
0.21%, 1/19/16	14,300	14,293,409
0.12%, 1/20/16	87,000	86,976,800
0.11%, 1/22/16	40,805	40,788,965
0.19%, 1/22/16	157,660	157,598,045
0.24%, 1/26/16	87,350	87,299,920
0.21%, 1/27/16	40,500	40,479,447
0.22%, 1/29/16	23,000	22,987,775
0.27%, 2/17/16	100,000	99,920,500
0.15%, 2/19/16	36,395	36,378,875
0.15%, 2/22/16	121,180	121,117,389
0.20%, 2/22/16	50,000	49,974,166
0.30%, 2/24/16	110,000	109,896,341
0.18%, 3/01/16	87,810	87,756,875
0.17%, 3/02/16	23,485	23,471,470
0.17%, 3/15/16	60,000	59,961,750

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (b)
0.19%, 11/12/15	$91,000	$90,998,984
0.18%, 11/25/15	76,320	76,319,492
0.22%, 12/09/15	89,000	88,998,324
0.23%, 5/20/16	125,000	124,989,452
0.23%, 5/27/16	89,300	89,292,280
0.18%, 2/07/17	204,000	203,958,922
0.18%, 2/13/17	200,000	199,960,998
0.17%, 2/17/17	50,000	49,990,166
0.19%, 2/17/17	50,000	49,978,556
Freddie Mac Discount Notes: (a)
0.15%, 12/28/15	48,365	48,353,513
0.21%, 1/05/16	157,000	156,940,471
0.22%, 1/06/16	160,000	159,935,466
0.23%, 1/13/16	44,200	44,179,834
0.17%, 1/21/16	36,500	36,486,039
0.24%, 1/22/16	60,700	60,666,817
0.17%, 2/04/16	22,060	22,050,104
0.19%, 2/25/16	437,640	437,372,067
0.16%, 3/16/16	50,000	49,969,778
Freddie Mac Variable Rate Notes: (b)
0.19%, 11/25/15	35,000	35,000,000
0.16%, 2/18/16	54,720	54,717,507
0.19%, 9/16/16	50,000	50,000,000
0.20%, 1/13/17	110,505	110,491,458
0.23%, 4/27/17	125,000	124,961,790
Total U.S. Government Sponsored Agency Obligations — 47.5%		6,128,315,430

U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 0.07%, 10/31/16 (b)	42,510	42,510,088

Repurchase Agreements	Par (000)	Value
Bank of Montreal, 0.06%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $9,000,045, collateralized by various U.S. Treasury obligations, 0.00% to 2.50% due from 1/14/16 to 2/15/45, aggregate original par and fair value of $8,778,300 and $9,180,032, respectively)	9,000	9,000,000
Total Value of Bank of Montreal (collateral value of $9,180,032)		9,000,000
Bank of Nova Scotia, 0.07%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $8,000,047, collateralized by various U.S. Treasury obligations, 0.13% to 0.75% due from 4/15/16 to 2/15/45, aggregate original par and fair value of $8,843,200 and $8,160,056, respectively)	8,000	8,000,000
Total Value of Bank of Nova Scotia (collateral value of $8,160,056)		8,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	13

Schedule of Investments (continued)	FedFund

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp.,
0.34%, 11/02/15 (c) (Purchased on 3/19/15 to be repurchased at $100,002,850, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.55% due from 3/01/18 to 7/25/46, aggregate original par and fair value of $229,830,913 and $107,041,170, respectively)	$100,000	$100,000,000
BNP Paribas Securities Corp.,
0.12%, 11/02/15 (c) (Purchased on 4/09/15 to be repurchased at $540,005,400, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.50% due from 9/25/18 to 7/25/46, aggregate original par and fair value of $13,135,596,606 and $583,081,665, respectively)	540,000	540,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $690,122,835)		640,000,000
Citigroup Global Markets, Inc.,
0.10%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $16,000,133, collateralized by various U.S. Treasury obligations, 0.00% to 0.09% due from 5/15/16 to 11/15/23, aggregate original par and fair value of $18,090,665 and $16,320,000, respectively)	16,000	16,000,000
Citigroup Global Markets, Inc.,
0.08%, 11/02/15 (d) (Purchased on 10/30/15 to be repurchased at $200,001,333, collateralized by various U.S. Treasury obligations, 1.38% to 2.00% due from 3/31/20 to 5/15/23, aggregate original par and fair value of $203,414,164 and $204,000,029, respectively)	200,000	200,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $220,320,029)		216,000,000
Federal Reserve Bank of New York,
0.05%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $1,750,007,292, collateralized by various U.S. Treasury obligations, 1.75% to 2.63% due from 8/15/20 to 5/15/23, aggregate original par and fair value of $1,731,740,500 and $1,750,007,379, respectively)	1,750,000	1,750,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $1,750,007,379)		1,750,000,000
Goldman Sachs & Co.,
0.07%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $5,000,029, collateralized by various U.S. government sponsored agency obligations, 2.44% to 4.00% due from 6/01/25 to 1/01/42, aggregate original par and fair value of $13,871,881 and $5,150,000, respectively)	5,000	5,000,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co.,
0.16%, 11/06/15 (Purchased on 10/30/15 to be repurchased at $276,008,587, collateralized by various U.S. government sponsored agency obligations, 4.00% to 38.42% due from 2/16/32 to 10/20/45, aggregate original par and fair value of $1,455,775,249 and $291,533,705, respectively)	$276,000	$276,000,000
Total Value of Goldman Sachs & Co. (collateral value of $296,683,705)		281,000,000
HSBC Securities (USA), Inc.,
0.08%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $33,000,220, collateralized by U.S. government sponsored agency obligation, 3.00% due at 11/01/42, original par and fair value of $41,285,000 and $33,992,967, respectively)	33,000	33,000,000
HSBC Securities (USA), Inc.,
0.08%, 11/02/15 (b) (Purchased on 4/14/15 to be repurchased at $295,001,967, collateralized by various U.S. government sponsored agency obligations, 3.00% to 6.00% due from 1/01/23 to 3/01/45, aggregate original par and fair value of $798,536,413 and $303,852,081, respectively)	295,000	295,000,000
HSBC Securities (USA), Inc.,
0.06%, 11/02/15 (b) (Purchased on 7/01/14 to be repurchased at $310,001,550, collateralized by various U.S. Treasury obligations, 0.75% to 1.75% due from 12/31/17 to 2/28/22, aggregate original par and fair value of $316,890,900 and $316,204,077, respectively)	310,000	310,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $654,049,125)		638,000,000
JPMorgan Securities LLC,
0.19%, 11/02/15 (c) (Purchased on 3/16/15 to be repurchased at $500,008,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 13.52% due from 7/25/22 to 5/15/49, aggregate original par and fair value of $1,089,946,640 and $537,995,984, respectively)	500,000	500,000,000
JPMorgan Securities LLC,
0.16%, 11/02/15 (b) (Purchased on 5/15/13 to be repurchased at $310,004,133, collateralized by various U.S. government sponsored agency obligations, 0.02% to 7.51% due from 9/16/33 to 8/20/45, aggregate original par and fair value of $6,420,128,529 and $344,100,058, respectively)	310,000	310,000,000
Total Value of JPMorgan Securities LLC (collateral value of $882,096,042)		810,000,000

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	FedFund

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.09%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $24,000,180, collateralized by various U.S. government sponsored agency obligations, 3.50% to 6.00% due from 8/25/45 to 9/20/45, aggregate original par and fair value of $143,312,363 and $26,640,000, respectively)	$24,000	$24,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.07%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $49,631,290, collateralized by U.S. Treasury obligation, 0.88% due at 1/15/18, original par and fair value of $50,465,500 and $50,623,667, respectively)	49,631	49,631,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.16%, 11/04/15 (Purchased on 10/28/15 to be repurchased at $150,004,667, collateralized by various U.S. government sponsored agency obligations, 0.33% to 6.45% due from 5/16/38 to 6/20/65, aggregate original par and fair value of $1,935,052,327 and $162,900,494, respectively)	150,000	150,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $240,164,161)		223,631,000
Morgan Stanley & Co. LLC,
0.07%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $52,056,304, collateralized by various U.S. government sponsored agency obligations, 0.00% to 10.35% due from 8/08/16 to 5/15/55, aggregate original par and fair value of $49,958,585 and $53,097,120, respectively)	52,056	52,056,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $53,097,120)		52,056,000
PNC Bank N.A.,
0.10%, 11/02/15 (e) (Purchased on 10/30/15 to be repurchased at $27,800,232, collateralized by U.S. government sponsored agency obligation, 3.36% due at 1/01/45, original par and fair value of $36,730,000 and $35,077,215, respectively)	27,800	27,800,000
Total Value of PNC Bank N.A. (collateral value of $35,077,215)		27,800,000
RBC Capital Markets LLC,
0.10%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $135,001,125, collateralized by various U.S. government sponsored agency obligations, 0.00% to 15.15% due from 9/25/20 to 10/20/45, aggregate original par and fair value of $1,594,050,669 and $143,360,092, respectively)	135,000	135,000,000
RBC Capital Markets LLC,
0.10%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $33,000,275, collateralized by various U.S. government sponsored agency obligations, 0.54% to 14.52% due from 11/16/29 to 9/25/55, aggregate original par and fair value of $529,806,412 and $35,067,057, respectively)	33,000	33,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC,
0.27%, 11/02/15 (c) (Purchased on 4/06/15 to be repurchased at $325,007,313, collateralized by various U.S. government sponsored agency obligations, 0.00% to 53.15% due from 4/01/18 to 4/01/65, aggregate original par and fair value of $4,039,076,651 and $347,722,675, respectively)	$325,000	$325,000,000
RBC Capital Markets LLC,
0.18%, 11/04/15 (Purchased on 10/28/15 to be repurchased at $200,007,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 51.11% due from 9/15/27 to 10/20/45, aggregate original par and fair value of $1,698,928,580 and $214,946,843, respectively)	200,000	200,000,000
Total Value of RBC Capital Markets LLC (collateral value of $741,096,667)		693,000,000
TD Securities (USA) LLC,
0.09%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $84,372,633, collateralized by various U.S. government sponsored agency obligations and U.S. Treasury obligations 2.63% to 4.00% due from 11/15/20 to 11/15/44, aggregate original par and fair value of $94,103,037 and $86,217,535, respectively)	84,372	84,372,000
Total Value of TD Securities (USA) LLC (collateral value of $86,217,535)		84,372,000
Wells Fargo Bank NA,
0.08%, 11/02/15 (d) (Purchased on 10/30/15 to be repurchased at $1,000,007, collateralized by U.S. Treasury obligation, 1.50% due at 10/31/19, original par and fair value of $1,007,136 and $1,019,999, respectively)	1,000	1,000,000
Total Value of Wells Fargo Bank NA (collateral value of $1,019,999)		1,000,000
Wells Fargo Securities LLC,
0.08%, 11/02/15 (d) (Purchased on 10/30/15 to be repurchased at $10,000,067, collateralized by various U.S. Treasury obligations, 0.00% to 7.63% due from 11/02/15 to 4/15/32, aggregate original par and fair value of $10,048,408 and $10,200,001, respectively)	10,000	10,000,000
Wells Fargo Securities LLC,
0.10%, 11/02/15 (b) (Purchased on 8/14/14 to be repurchased at $400,003,333, collateralized by various U.S. government sponsored agency obligations, 2.49% to 3.50% due from 9/01/45 to 10/01/45, aggregate original par and fair value of $395,950,550 and $412,000,000, respectively)	400,000	400,000,000
Wells Fargo Securities LLC,
0.08%, 11/03/15 (Purchased on 10/27/15 to be repurchased at $200,003,111, collateralized by various U.S. government sponsored agency obligations, 3.00% to 5.50% due from 11/01/30 to 10/01/45, aggregate original par and fair value of $197,693,802 and $206,000,001, respectively)	200,000	200,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	15

Schedule of Investments (concluded)	FedFund

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.11%, 11/06/15	$675,000	$675,000,000

(Purchased on 10/30/15 to be repurchased at $675,014,438, collateralized by various U.S. government sponsored agency obligations, 1.98% to 3.50% due from 10/01/25 to 11/01/45, aggregate original par and fair value of $668,707,909 and $695,250,000, respectively)

Total Value of Wells Fargo Securities LLC (collateral value of $1,323,450,002)		1,285,000,000
Total Repurchase Agreements — 52.1%		6,718,859,000
Total Investments (Cost — $12,889,684,518*) — 99.9%		12,889,684,518
Other Assets Less Liabilities — 0.1%		15,666,031

Net Assets — 100.0%		$12,905,350,549

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

(e)	During the year ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2014	Par Purchased	Par Sold	Par held at October 31, 2015	Income
PNC Bank N.A.	$15,200,000	$22,973,600,000	$22,961,000,000	$27,800,000	$86,481

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$12,889,684,518	—	$12,889,684,518

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial purposes. As of period end, cash of $17,260,935 is categorized as Level 1 within the disclosure hierarchy.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee — 11.8%(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.13%, 11/05/15	$45,000	$45,000,000
Dnb Bank ASA, New York, 0.09%, 11/06/15	55,000	55,000,000
KBC Bank N.V., New York, 0.11%, 11/05/15	45,000	45,000,000
Total Certificates of Deposit — 11.8%		145,000,000

Commercial Paper (b)
Caisse Centrale Desjardins Du Québec, 0.09%, 11/05/15	30,000	29,999,700
Matchpoint Finance PLC, 0.15%, 11/02/15	55,000	54,999,771
Regency Markets No 1 LLC, 0.13%, 11/05/15 (c)	50,000	49,999,277
Societe Generale SA, 0.05%, 11/02/15	45,000	44,999,938
Starbird Funding Corp, 0.15%, 11/02/15	55,000	54,999,771
Working Capital Management, 0.14%, 11/05/15	20,000	19,999,689
Total Commercial Paper — 20.8%		254,998,146

Municipal Bonds (d)
Jets Stadium Development LLC Series 2007A-4C VRDN, 0.15%, 11/06/15	25,200	25,200,000
University of California RB Series 2011Z-1 VRDN, 0.12%, 11/06/15	34,000	34,000,000
Total Municipal Bonds — 4.8%		59,200,000

Closed-End Investment Companies (d)
California — 0.4%
Nuveen California Dividend Advantage Municipal Fund Series 2014-6 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 11/06/15 (c)	5,000	5,000,000
Multi-State — 0.6%
Nuveen AMT-Free Municipal Income Fund Series 2013-2-1309 VRDP (Citibank N.A. Liquidity Facility), 0.09%, 11/06/15 (c)	6,900	6,900,000
New York — 0.7%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-1 VRDP (Citibank N.A. Liquidity Facility), 0.07%, 11/06/15 (c)	8,700	8,700,000
Total Closed-End Investment Companies — 1.7%		20,600,000

Time Deposits
Credit Agricole Corporate & Investment Bank, 0.07%, 11/02/15	55,000	55,000,000
ING Bank N.V. (Amsterdam Branch), 0.14%, 11/02/15	5,300	5,300,000
Lloyds Bank PLC, 0.06%, 11/02/15	50,000	50,000,000
Nordea Bank AB, 0.05%, 11/02/15	50,000	50,000,000

Time Deposits	Par (000)	Value
Skandinaviska Enskilda Banken AB, New York, 0.05%, 11/02/15	$50,000	$50,000,000
Standard Chartered Bank, 0.13%, 11/05/15	40,000	40,000,000
Svenska Handelsbanken AB, New York, 0.05%, 11/02/15	50,000	50,000,000
Swedbank AB, New York, 0.04%, 11/02/15	50,000	50,000,000
Total Time Deposits — 28.6%		350,300,000

Repurchase Agreements
Citigroup Global Markets, Inc., 0.08%, 11/02/15 (e) (Purchased on 10/30/15 to be repurchased at $10,000,067, collateralized by various U.S. Treasury obligations, 1.38% to 2.00% due from 3/31/20 to 5/15/23, aggregate original par and fair value of $10,170,711 and $10,200,004, respectively)	10,000	10,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $10,200,004)		10,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 11/02/15 (f) (Purchased on 6/26/15 to be repurchased at $64,049,135, collateralized by corporate/debt obligation, 5.00% due at 1/25/56, original par and fair value of $104,315,000 and $76,857,049, respectively)	64,047	64,047,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $76,857,049)		64,047,000
Federal Reserve Bank of New York, 0.05%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $124,000,517, collateralized by U.S. Treasury obligation, 2.63% due at 8/15/20, original par and fair value of $117,489,200 and $124,000,592, respectively)	124,000	124,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $124,000,592)		124,000,000
JPMorgan Securities LLC, 0.13%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $55,000,596, collateralized by various corporate/debt obligations, 0.00% due from 11/03/15 to 12/07/15, aggregate original par and fair value of $57,764,000 and $57,754,414, respectively)	55,000	55,000,000
Total Value of JPMorgan Securities LLC (collateral value of $57,754,414)		55,000,000
RBC Capital Markets LLC, 0.12%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $15,000,150, collateralized by various corporate/debt obligations, 2.40% to 6.75% due from 4/01/18 to 1/22/2114, aggregate original par and fair value of $15,958,995 and $15,895,679, respectively)	15,000	15,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	17

Schedule of Investments (concluded)	TempCash

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC,
0.13%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $40,000,433, collateralized by various corporate/debt obligations, 0.00% to 0.65% due from 11/18/15 to 10/28/16, aggregate original par and fair value of $42,205,261 and $42,000,000, respectively)	$40,000	$40,000,000
RBC Capital Markets LLC,
0.13%, 11/02/15 (f) (Purchased on 3/28/14 to be repurchased at $5,000,054, collateralized by various corporate/debt obligations, 0.00% to 5.00% due from 11/02/15 to 1/28/19, aggregate original par and fair value of $5,251,037 and $5,250,001, respectively)	5,000	5,000,000
Total Value of RBC Capital Markets LLC (collateral value of $63,145,680)		60,000,000
UBS Securities LLC,
0.23%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $55,001,054, collateralized by various corporate/debt obligations, 1.06% to 11.75% due from 2/15/17 to 1/01/49, aggregate original par and fair value of $100,917,670 and $64,880,192, respectively)	55,000	55,000,000
Total Value of UBS Securities LLC (collateral value of $64,880,192)		55,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Bank NA,
0.08%, 11/02/15 (e) (Purchased on 10/30/15 to be repurchased at $5,000,033, collateralized by U.S. Treasury obligation, 1.50% due at 10/31/19, original par and fair value of $5,035,684 and $5,100,001, respectively)	$5,000	$5,000,000
Total Value of Wells Fargo Bank NA (collateral value of $5,100,001)		5,000,000
Wells Fargo Securities LLC,
0.08%, 11/02/15 (e) (Purchased on 10/30/15 to be repurchased at $23,000,153, collateralized by various U.S. Treasury obligations, 0.00% to 7.63% due from 11/02/15 to 4/15/32, aggregate original par and fair value of $23,111,341 and $23,459,999, respectively)	23,000	23,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $23,459,999)		23,000,000
Total Repurchase Agreements — 32.3%		396,047,000
Total Investments (Cost — $1,226,145,146*) — 100.0%		1,226,145,146
Other Assets Less Liabilities — 0.0%		307,402

Net Assets — 100.0%		$1,226,452,548

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Traded in a joint account.

(f)	Variable rate security. Rate shown is as of report date.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,226,145,146	—	1,226,145,146

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $624,239 is categorized as Level 1 within the disclosure hierarchy.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.6%
Wells Fargo Bank N.A.:
0.29%, 11/19/15 (a)	$185,000	$185,000,000
0.19%, 12/08/15 (a)	150,000	150,000,000
0.29%, 1/14/16 (a)	190,000	190,000,000
0.32%, 1/21/16 (a)	250,000	250,000,000
0.34%, 2/19/16 (a)	300,000	300,000,000

		1,075,000,000
Yankee — 33.1% (b)
Bank of Montreal, Chicago:
0.30%, 12/23/15	320,000	320,000,000
0.31%, 1/05/16 (a)	150,000	150,000,000
0.31%, 1/07/16 (a)	100,000	100,000,000
0.36%, 1/25/16 (a)	265,000	265,000,000
0.30%, 2/02/16 (a)	150,000	150,000,000
0.33%, 2/26/16 (a)	420,000	420,000,000
0.40%, 4/18/16 (a)	70,000	70,000,000
0.40%, 4/21/16 (a)	350,000	350,000,000
0.42%, 6/01/16 (a)	320,000	320,000,000
Bank of Nova Scotia, Houston:
0.30%, 11/06/15 (a)	4,000	4,000,000
0.29%, 12/02/15 (a)	250,000	250,000,000
0.37%, 2/09/16 (a)	400,000	400,000,000
0.30%, 3/10/16 (a)	285,000	285,000,000
0.30%, 3/24/16 (a)	200,000	200,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.13%, 11/05/15	300,000	300,000,000
0.10%, 11/06/15	583,000	583,000,000
0.30%, 12/23/15	150,000	150,000,000
0.40%, 1/12/16 (a)	300,000	300,000,000
0.30%, 1/28/16	200,000	200,000,000
0.34%, 2/12/16	285,000	285,000,000
0.50%, 3/21/16	165,000	165,000,000
0.42%, 3/23/16 (a)	370,000	370,000,000
0.51%, 4/04/16	87,000	87,000,000
BNP Paribas S.A., New York:
0.37%, 12/03/15 (a)	450,000	450,000,000
0.42%, 2/29/16 (a)	224,000	224,000,000
0.51%, 5/06/16	100,000	100,000,000
Canadian Imperial Bank of Commerce, New York:
0.31%, 1/26/16 (a)	140,000	140,000,000
0.28%, 3/30/16 (a)	370,000	370,000,000
0.34%, 4/18/16 (a)	321,000	321,000,000
0.42%, 6/30/16 (a)	480,000	480,000,000
Commonwealth Bank of Australia, New York, 0.30%, 12/29/15	300,000	300,000,000
Credit Industriel et Commercial, New York, 0.12%, 11/06/15	700,000	700,000,000
KBC Bank N.V., New York:
0.12%, 11/03/15	652,000	652,000,000
0.11%, 11/05/15	700,000	700,000,000
Mizuho Bank Ltd., New York:
0.32%, 11/16/15	360,000	360,000,000
0.37%, 1/15/16	172,000	172,000,000
0.53%, 2/16/16	205,000	205,000,000
0.40%, 3/16/16 (a)	525,000	525,000,000
National Australia Bank Ltd., New York, 0.27%, 1/11/16	244,270	244,270,000
Norinchukin Bank, New York:
0.31%, 12/16/15	49,000	49,000,000
0.32%, 12/22/15	110,000	110,001,558
0.33%, 1/06/16	245,000	245,000,000
0.31%, 1/19/16	430,000	430,000,000
0.39%, 2/05/16 (a)	375,000	375,000,000

Certificates of Deposit	Par (000)	Value
Yankee (continued) (b)
0.52%, 2/26/16	$325,000	$325,000,000
0.51%, 3/18/16	325,000	325,000,000
0.40%, 4/07/16 (a)	255,000	255,000,000
Oversea-Chinese Banking Corp. Ltd., New York:
0.27%, 11/23/15 (a)	100,000	100,000,000
0.21%, 11/24/15	181,000	181,000,000
0.21%, 11/24/15	100,000	100,000,000
0.27%, 1/20/16	100,000	100,000,000
Rabobank Nederland, New York:
0.29%, 11/04/15 (a)	143,000	143,000,000
0.36%, 12/11/15	450,000	450,000,000
0.37%, 3/18/16 (a)	451,000	451,000,000
0.37%, 4/11/16 (a)	290,000	290,000,000
0.48%, 5/27/16	400,000	400,000,000
Royal Bank of Canada, New York:
0.29%, 11/10/15 (a)	236,000	236,000,668
0.29%, 11/12/15 (a)	255,000	255,000,000
0.37%, 3/10/16 (a)	310,000	310,000,000
0.36%, 4/08/16 (a)	375,000	375,000,000
Skandinaviska Enskilda Banken AB, New York:
0.36%, 1/11/16 (a)	405,000	405,000,000
0.38%, 2/17/16 (a)	350,000	350,000,000
Sumitomo Mitsui Banking Corp., New York:
0.39%, 1/05/16 (a)	200,000	200,000,000
0.40%, 1/08/16 (a)	435,000	435,000,000
0.42%, 3/11/16 (a)	350,000	350,000,000
Sumitomo Mitsui Trust Bank Limited, New York:
0.32%, 11/16/15	318,000	318,000,000
0.41%, 3/14/16 (a)	370,000	370,000,000
0.51%, 4/11/16	350,000	350,000,000
0.51%, 4/29/16	270,000	270,000,000
Svenska Handelsbanken AB, New York, 0.50%, 5/10/16	100,000	100,002,645
Toronto Dominion Bank, New York:
0.29%, 11/10/15 (a)	200,000	200,000,000
0.34%, 1/08/16 (a)	400,000	400,000,000
0.30%, 1/26/16 (a)	100,000	100,000,000
0.31%, 2/25/16 (a)	219,500	219,500,000
0.49%, 5/04/16	350,000	350,000,000
0.43%, 6/06/16 (a)	325,000	325,000,000
Westpac Banking Corp., New York, 0.28%, 11/05/15 (a)	325,000	325,000,000

		22,239,774,871
Total Certificates of Deposit — 34.7%		23,314,774,871

Commercial Paper
Australia and New Zealand Banking Group Ltd., 0.35%, 11/25/15 (a)	57,700	57,700,000
Bank Nederlandse Gemeenten, 0.37%, 5/06/16 (a)	160,000	160,000,000
Bank of Nova Scotia:
0.27%, 12/07/15 (a)	200,000	200,000,000
0.27%, 12/21/15 (a)	200,000	200,000,000
0.34%, 2/12/16 (a)	341,000	341,000,000
0.50%, 5/04/16 (c)(d)	247,500	246,864,062
Bedford Row Funding Corp.:
0.34%, 3/11/16 (a)	66,000	66,000,000
0.34%, 3/14/16 (a)	65,000	65,000,000
0.38%, 3/24/16 (a)	59,000	59,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	19

Schedule of Investments (continued)	TempFund

Commercial Paper	Par (000)	Value
BNP Paribas S.A., New York:
0.32%, 12/21/15 (d)	$139,000	$138,938,222
0.43%, 1/04/16 (d)	360,000	359,724,800
0.50%, 4/05/16 (d)	280,000	279,393,333
Cafco LLC:
0.34%, 12/02/15 (d)	244,500	244,428,416
0.47%, 2/02/16 (d)	92,000	91,888,297
Caisse Des Depots Et Consignations:
0.28%, 11/05/15 (d)	300,000	299,990,833
0.28%, 1/19/16 (d)	207,000	206,872,810
0.35%, 1/21/16 (d)	215,000	214,830,688
0.35%, 1/26/16 (d)	284,000	283,762,545
Cancara Asset Securitisation LLC, 0.31%, 2/01/16 (d)	100,000	99,920,778
Charta LLC:
0.34%, 12/01/15 (d)	76,000	75,978,466
0.47%, 2/01/16 (d)	75,000	74,909,917
Ciesco LLC, 0.34%, 12/01/15 (d)	39,000	38,988,950
Collateralized Commercial Paper Co. LLC:
0.39%, 1/25/16 (a)	200,000	200,000,000
0.50%, 3/16/16 (d)	50,000	49,905,556
Collateralized Commercial Paper II Co. LLC:
0.49%, 2/16/16 (d)	125,000	124,817,952
0.53%, 5/13/16 (d)	100,000	99,714,389
Commonwealth Bank of Australia:
0.26%, 11/09/15 (d)	225,000	224,987,250
0.49%, 2/29/16 (d)	100,000	99,836,667
0.30%, 3/31/16 (a)	48,500	48,498,118
0.38%, 4/22/16 (a)	250,000	250,000,000
0.37%, 5/09/16 (a)	238,000	238,000,000
0.37%, 5/31/16 (a)	250,000	250,000,000
CRC Funding LLC, 0.32%, 11/06/15 (d)	50,000	49,997,778
DBS Bank Ltd.:
0.21%, 11/23/15 (d)	90,000	89,988,450
0.34%, 1/21/16 (c)(d)	100,000	99,923,500
Erste Abwicklungsanstalt:
0.30%, 12/21/15 (d)	145,000	144,939,584
0.35%, 1/26/16 (d)	90,000	89,924,750
0.32%, 2/02/16 (d)	100,000	99,917,333
0.32%, 2/04/16 (d)	100,000	99,915,555
0.36%, 2/09/16 (a)	107,000	107,000,000
0.32%, 2/25/16 (c)(d)	100,000	99,897,778
0.36%, 3/11/16 (a)	214,000	214,000,000
0.36%, 3/31/16 (a)	200,000	200,000,000
General Electric Capital Corp., 0.30%, 11/03/15 (d)	130,000	129,997,834
HSBC Bank PLC:
0.32%, 12/09/15 (a)	380,000	380,000,000
0.32%, 2/01/16 (a)	150,000	150,000,000
0.38%, 3/18/16 (a)	370,000	370,000,000
JPMorgan Securities LLC:
0.37%, 1/04/16 (a)	300,000	300,000,000
0.43%, 1/14/16 (d)	200,000	199,823,222
0.40%, 2/24/16 (a)	135,000	135,000,000
Jupiter Securitization Co. LLC:
0.43%, 1/05/16 (d)	40,000	39,968,944
0.50%, 2/10/16 (d)	50,000	49,929,862
Kells Funding LLC:
0.45%, 2/02/16 (d)	100,000	99,883,750
0.34%, 2/16/16 (d)	200,000	199,797,889
0.40%, 2/19/16 (d)	200,000	199,755,556
0.40%, 2/24/16 (d)	100,000	99,872,222
0.40%, 2/24/16 (d)	95,000	94,878,611
0.40%, 2/24/16 (d)	89,000	88,886,278
0.40%, 2/26/16 (d)	196,000	195,745,200

Commercial Paper	Par (000)	Value
Matchpoint Finance PLC:
0.38%, 12/16/15 (c)(d)	$185,000	$184,912,125
0.52%, 4/13/16 (d)	70,000	69,834,178
0.51%, 4/14/16 (c)(d)	100,000	99,764,940
0.52%, 4/14/16 (c)(d)	40,000	39,905,976
0.50%, 4/25/16 (d)	50,000	49,877,778
Mizuho Corporate Bank Ltd., New York:
0.35%, 2/22/16 (d)	187,000	186,794,560
0.35%, 2/23/16 (d)	326,000	325,638,684
National Australia Bank Ltd.:
0.29%, 11/05/15 (a)	375,000	375,000,000
0.34%, 1/10/16 (a)(c)	300,000	300,000,000
Nederlandse Waterschapsbank N.V.:
0.32%, 12/01/15 (d)	127,000	126,966,133
0.38%, 1/27/16 (d)	175,000	174,839,292
0.39%, 2/16/16 (d)	248,000	247,712,526
Nieuw Amsterdam Receivables Corp., 0.50%, 2/04/16 (d)	71,000	70,906,320
Nordea Bank AB:
0.26%, 11/05/15 (d)	250,000	249,992,917
0.26%, 11/06/15 (d)	250,000	249,991,146
0.48%, 2/29/16 (d)	412,000	411,340,800
0.51%, 3/07/16 (d)	200,000	199,643,694
0.51%, 3/08/16 (d)	350,000	349,371,555
NRW Bank:
0.19%, 11/04/15 (d)	265,000	264,995,804
0.19%, 11/06/15 (d)	448,000	447,988,178
Old Line Funding LLC:
0.37%, 2/04/16 (a)	100,000	100,000,000
0.50%, 3/03/16 (d)	40,000	39,931,666
0.50%, 3/15/16 (d)	50,000	49,906,250
Oversea-Chinese Banking Corp. Ltd., 0.47%, 4/28/16 (d)	100,000	99,766,305
Regency Markets No 1 LLC, 0.19%, 11/27/15 (d)	33,000	32,995,472
Societe Generale SA, 0.05%, 11/02/15 (d)	213,000	212,999,705
Starbird Funding Corp., 0.50%, 4/22/16 (d)	40,000	39,903,888
Sumitomo Mitsui Banking Corp.:
0.23%, 12/07/15 (d)	75,000	74,982,750
0.36%, 12/14/15 (d)	295,000	294,873,150
0.35%, 12/17/15 (d)	300,000	299,865,833
0.40%, 2/16/16 (c)(d)	110,000	109,869,222
0.51%, 4/12/16 (d)	275,000	274,364,979
Sumitomo Mitsui Trust Bank Ltd.:
0.30%, 11/09/15 (c)(d)	60,000	59,996,000
0.39%, 1/19/16 (d)	200,000	199,831,028
Svenska Handelsbanken AB:
0.49%, 2/29/16 (d)	280,000	279,542,667
0.50%, 3/14/16 (d)	400,000	399,247,473
0.51%, 3/14/16 (d)	475,000	474,106,374
Thunder Bay Funding LLC:
0.41%, 12/09/15 (d)	90,000	89,961,050
0.25%, 1/25/16 (d)	45,000	44,973,437
0.37%, 2/04/16 (a)	130,000	130,000,000
0.50%, 3/15/16 (d)	50,000	49,906,250
United Overseas Bank Ltd.:
0.32%, 11/25/15 (d)	185,000	184,960,534
0.33%, 1/20/16 (c)(d)	100,000	99,926,666
0.38%, 2/19/16 (d)	190,000	189,779,388
0.50%, 2/25/16 (c)(d)	150,000	149,758,334
Victory Receivables Corp.:
0.30%, 1/05/16 (d)	150,000	149,918,750
0.30%, 1/12/16 (d)	104,939	104,876,036
0.30%, 1/25/16 (d)	65,500	65,453,604

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	TempFund

Commercial Paper	Par (000)	Value
Westpac Banking Corp.:
0.27%, 3/17/16 (a)(c)	$250,000	$250,000,000
0.27%, 3/18/16 (a)	265,000	265,000,000
0.36%, 5/09/16 (a)	52,000	52,000,000
Total Commercial Paper — 27.8%		18,714,169,562

Corporate Notes
BNP Paribas S.A., 3.60%, 2/23/16	91,819	92,635,573
GE Capital International Funding Co., 0.96%, 4/15/16 (c)	261,000	261,536,820
Svenska Handelsbanken AB, 0.37%, 11/13/15 (c)	362,100	362,100,000
Total Corporate Notes — 1.1%		716,272,393

Time Deposits
Credit Agricole Corporate & Investment Bank, 0.07%, 11/02/15	1,926,000	1,926,000,000
Credit Industriel et Commercial, 0.06%, 11/02/15	700,000	700,000,000
DNB Bank ASA, 0.05%, 11/02/15	3,000,000	3,000,000,000
ING Bank N.V. (Amsterdam Branch), 0.14%, 11/02/15	292,300	292,300,000
Lloyds Bank PLC, 0.06%, 11/02/15	500,000	500,000,000
Natixis SA, 0.06%, 11/02/15	1,304,000	1,304,000,000
Nordea Bank AB, 0.05%, 11/02/15	950,000	950,000,000
Skandinaviska Enskilda Banken AB, 0.05%, 11/02/15	2,200,000	2,200,000,000
Standard Chartered Bank:
0.13%, 11/03/15	710,000	710,000,000
0.13%, 11/05/15	500,000	500,000,000
Svenska Handelsbanken AB, 0.05%, 11/02/15	1,400,000	1,400,000,000
Swedbank AB, New York, 0.04%, 11/02/15	2,950,000	2,950,000,000
Total Time Deposits — 24.4%		16,432,300,000

Repurchase Agreements
Citigroup Global Markets, Inc., 0.54%, 11/02/15 (e)	272,500	272,500,000

(Purchased on 9/29/15 to be repurchased at $272,512,308, collateralized by various corporate/debt obligations, 0.34% to 5.19% due from 6/20/17 to 11/22/46, aggregate original par and fair value of $894,970,867 and $291,575,000, respectively)

Citigroup Global Markets, Inc., 0.08%, 11/02/15 (f)	170,000	170,000,000

(Purchased on 10/30/15 to be repurchased at $170,001,133, collateralized by various U.S. Treasury obligations, 1.38% to 2.00% due from 3/31/20 to 5/15/23, aggregate original par and fair value of $172,902,039 and $173,400,024, respectively)

Total Value of Citigroup Global Markets, Inc. (collateral value of $464,975,024)		442,500,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.40%, 11/02/15 (a)	$753,574	$753,574,000

(Purchased on 3/03/15 to be repurchased at $753,599,119, collateralized by various corporate/debt obligations, 0.00% to 8.84% due from 4/15/18 to 7/25/58, aggregate original par and fair value of $2,819,155,070 and $904,290,818, respectively)

Credit Suisse Securities (USA) LLC, 0.64%, 11/02/15 (e)	863,000	863,000,000

(Purchased on 2/09/15 to be repurchased at $863,046,242, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.00% due from 12/14/16 to 12/25/65, aggregate original par and fair value of $2,459,927,837 and $1,035,470,602, respectively)

Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,939,761,420)		1,616,574,000
Federal Reserve Bank of New York, 0.05%, 11/02/15	3,500,000	3,500,000,000

(Purchased on 10/30/15 to be repurchased at $3,500,014,583, collateralized by various U.S. Treasury obligations, 1.75% to 2.38% due from 6/30/18 to 5/15/23, aggregate original par and fair value of $3,375,897,100 and $3,500,014,677, respectively)

Total Value of Federal Reserve Bank of New York (collateral value of $3,500,014,677)		3,500,000,000
JPMorgan Securities LLC, 0.58%, 11/02/15 (e)	223,000	223,000,000

(Purchased on 7/15/14 to be repurchased at $223,010,758, collateralized by various corporate/debt obligations, 0.00% to 10.50% due from 5/25/16 to 12/31/49, aggregate original par and fair value of $1,200,574,980 and $236,955,562, respectively)

JPMorgan Securities LLC, 0.55%, 11/02/15 (e)	55,000	55,000,000

(Purchased on 9/22/14 to be repurchased at $55,002,530, collateralized by various corporate/debt obligations, 0.27% to 7.15% due from 5/01/33 to 9/25/46, aggregate original par and fair value of $158,462,521 and $66,002,053, respectively)

JPMorgan Securities LLC, 0.71%, 11/02/15 (e)	55,000	55,000,000

(Purchased on 9/22/14 to be repurchased at $55,003,273, collateralized by various corporate/debt obligations, 1.45% to 5.28% due from 7/25/35 to 9/25/46, aggregate original par and fair value of $89,753,000 and $66,000,185, respectively)

JPMorgan Securities LLC, 0.83%, 11/02/15 (e)	220,000	220,000,000

(Purchased on 11/25/14 to be repurchased at $222,015,197, collateralized by various corporate/debt obligations, 0.50% to 6.45% due from 11/15/19 to 2/15/51, aggregate original par and fair value of $548,380,070 and $255,589,771, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	21

Schedule of Investments (continued)	TempFund

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.42%, 11/02/15	$200,000	$200,000,000

(Purchased on 8/03/15 to be repurchased at $200,212,333, collateralized by various corporate/debt obligations, 0.67% to 6.00% due from 2/26/16 to 2/01/44, aggregate original par and fair value of $204,496,000 and $210,003,538, respectively)

JPMorgan Securities LLC, 0.62%, 1/05/16	100,000	100,000,000

(Purchased on 10/05/15 to be repurchased at $100,158,444, collateralized by various corporate/debt obligations, 0.31% to 5.28% due from 10/25/33 to 6/25/37, aggregate original par and fair value of $758,181,611 and $120,000,488, respectively)

JPMorgan Securities LLC, 0.13%, 11/02/15	245,000	245,000,000

(Purchased on 10/30/15 to be repurchased at $245,002,654, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.50% due from 11/02/15 to 3/27/51, aggregate original par and fair value of $3,270,852,694 and $262,900,801, respectively)

Total Value of JPMorgan Securities LLC (collateral value of $1,217,452,398)		1,098,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.65%, 11/02/15 (e)	168,000	168,000,000

(Purchased on 1/07/15 to be repurchased at $168,009,100, collateralized by various corporate/debt obligations, 0.46% to 3.47% due from 12/28/34 to 3/04/39, aggregate original par and fair value of $254,790,728 and $210,000,000, respectively)

Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $210,000,000)		168,000,000
RBC Capital Markets LLC, 0.13%, 11/02/15 (a)	80,000	80,000,000
(Purchased on 3/28/14 to be repurchased at $80,000,867, collateralized by corporate/debt obligation, 0.35% due at 2/16/16, original par and fair value of $84,422,111 and $84,000,000, respectively)
RBC Capital Markets LLC, 0.13%, 11/02/15 (a)	75,000	75,000,000

(Purchased on 6/12/14 to be repurchased at $75,000,813, collateralized by various corporate/debt obligations, 0.00% to 9.88% due from 5/01/18 to 10/19/75, aggregate original par and fair value of $84,939,458 and $78,750,000, respectively)

RBC Capital Markets LLC, 0.12%, 11/02/15	335,000	335,000,000

(Purchased on 10/30/15 to be repurchased at $335,003,350, collateralized by various corporate/debt obligations, 0.00% to 10.88% due from 11/02/15 to 1/22/2114, aggregate original par and fair value of $420,367,026 and $356,859,483, respectively)

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.13%, 11/02/15	$10,000	$10,000,000

(Purchased on 10/30/15 to be repurchased at $10,000,108, collateralized by various corporate/debt obligations, 0.00% to 5.00% due from 11/02/15 to 1/28/19, aggregate original par and fair value of $10,530,034 and $10,500,001, respectively)

Total Value of RBC Capital Markets LLC (collateral value of $530,109,484)		500,000,000
UBS Securities LLC, 0.23%, 11/02/15	265,000	265,000,000

(Purchased on 10/30/15 to be repurchased at $265,005,079, collateralized by various corporate/debt obligations, 0.00% to 12.00% due from 9/07/16 to 10/02/43, aggregate original par and fair value of $313,875,255 and $293,405,465, respectively)

Total Value of UBS Securities LLC (collateral value of $293,405,465)		265,000,000
Wells Fargo Bank NA, 0.08%, 11/02/15 (f)	1,000	1,000,000
(Purchased on 10/30/15 to be repurchased at $1,000,007, collateralized by U.S. Treasury obligation, 1.50% due at 10/31/19, original par and fair value of $1,007,136 and $1,019,999, respectively)
Total Value of Wells Fargo Bank NA (collateral value of $1,019,999)		1,000,000
Wells Fargo Securities LLC, 0.47%, 11/03/15	140,750	140,750,000

(Purchased on 8/04/15 to be repurchased at $140,917,160, collateralized by various corporate/debt obligations, 0.00% to 5.15% due from 11/02/15 to 9/15/23, aggregate original par and fair value of $147,709,271 and $147,788,274, respectively)

Wells Fargo Securities LLC, 0.74%, 12/17/15	175,000	175,000,000

(Purchased on 9/14/15 to be repurchased at $175,338,139, collateralized by various corporate/debt obligations, 0.00% to 6.99% due from 3/01/20 to 7/25/57, aggregate original par and fair value of $230,804,664 and $218,750,000, respectively)

Wells Fargo Securities LLC, 0.20%, 11/02/15 (a)	155,000	155,000,000

(Purchased on 9/23/15 to be repurchased at $155,002,583, collateralized by various corporate/debt obligations, 0.45% to 8.89% due from 6/01/17 to 10/17/52, aggregate original par and fair value of $181,701,676 and $165,850,000, respectively)

Wells Fargo Securities LLC, 0.55%, 1/08/16	53,500	53,500,000

(Purchased on 10/08/15 to be repurchased at $53,575,197, collateralized by various corporate/debt obligations, 3.38% to 6.80% due from 6/01/16 to 7/17/45, aggregate original par and fair value of $52,431,000 and $56,175,944, respectively)

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments (concluded)	TempFund

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.55%, 1/11/16	$120,280	$120,280,000

(Purchased on 10/13/15 to be repurchased at $120,445,385, collateralized by various corporate/debt and U.S. Treasury obligations, 0.00% to 10.50% due from 11/02/11 to 5/01/46, aggregate original par and fair value of $125,431,965 and $126,293,492, respectively)

Wells Fargo Securities LLC, 0.08%, 11/02/15 (f) (Purchased on 10/30/15 to be repurchased at $1,000,007, collateralized by various U.S. Treasury obligations, 0.00% to 7.63% due from 11/02/15 to 4/15/32, aggregate original par and fair value of $1,004,836 and $1,019,999, respectively)	1,000	1,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $715,877,709)		645,530,000
Total Repurchase Agreements — 12.2%		8,236,604,000
Total Investments (Cost — $67,414,120,826*) — 100.2%		67,414,120,826
Liabilities in Excess of Other Assets — (0.2)%		(105,693,226)

Net Assets — 100.0%		$67,308,427,600

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Traded in a joint account.

•

Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2015, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2014	Par Purchased	Par Sold	Par held at October 31, 2015	Income
PNC Bank N.A.	$44,500,000	$13,703,700,000	$13,748,200,000	—	$44,522

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$ 67,414,120,826	—	$ 67,414,120,826

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial purposes. As of period end, cash of $680,000 is categorized as Level 1 within the disclosure hierarchy.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	23

Schedule of Investments October 31, 2015	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.11%, 12/31/15	$572,835	$572,731,421
0.07% - 0.08%, 1/07/16	628,500	628,415,728
0.15%, 1/28/16	115,000	114,959,313
0.20%, 2/04/16	60,280	60,252,351
0.16% - 0.25%, 2/11/16	297,000	296,842,577
0.19%, 2/18/16	188,000	187,892,206
0.23%, 2/25/16	175,925	175,809,951
0.11%, 3/31/16	110,000	109,951,554
0.08%, 4/07/16	95,000	94,968,729
0.22%, 4/28/16	100,000	99,893,098
0.25%, 5/05/16	150,000	149,814,208
0.16% - 0.18%, 2/04/16	350,000	349,839,464
0.20%, 2/25/16	818,460	817,924,752
U.S. Treasury Notes:
0.25% - 1.25%, 11/02/15	997,121	997,124,594
0.25% - 2.13%, 12/31/15	508,000	509,395,342
0.38%, 1/15/16	598,080	598,330,817
0.38%, 1/31/16	148,040	148,147,540
0.38% - 4.50%, 2/15/16	973,680	978,314,523
0.25% - 2.63%, 2/29/16	274,180	275,464,303
0.38%, 3/15/16	150,000	150,129,773
2.25% - 2.38%, 3/31/16	385,785	389,120,054
0.09%, 4/30/16 (b)	249,366	249,366,000
0.25%, 5/15/16	245,500	245,554,684
3.25%, 5/31/16	183,000	186,182,635
0.09%, 7/31/16 (b)	477,813	477,887,149
0.07%, 10/31/16 (b)	586,159	586,052,224
0.10%, 1/31/17 (b)	623,545	623,546,577
0.09%, 4/30/17 (b)	644,531	644,540,031
0.10%, 7/31/17 (b)	290,610	290,479,589
0.19%, 10/31/17 (b)	228,000	228,007,368
Total U.S. Treasury Obligations — 52.1%		11,236,938,555

Repurchase Agreements
Bank of Montreal,
0.06%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $5,000,025, collateralized by various U.S. Treasury obligations, 3.00% due at 5/15/45, aggregate original par and fair value of $5,003,400 and $5,100,069, respectively)	5,000	5,000,000
Total Value of Bank of Montreal (Collateral value of $5,100,069)		5,000,000
Bank of Nova Scotia,
0.07%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $482,002,812, collateralized by U.S. Treasury obligation, 0.13% to 2.13% due from 1/15/16 to 2/15/45, original par and fair value of $497,139,500 and $491,642,901, respectively)	482,000	482,000,000
Total Value of Bank of Nova Scotia (Collateral value of $491,642,901)		482,000,000
BNP Paribas Securities Corp,
0.07%, 11/06/15 (Purchased on 10/30/15 to be repurchased at $222,003,022, collateralized by various U.S. Treasury obligations, 0.00% to 8.88% due from 11/15/15 to 2/15/45, aggregate original par and fair value of $233,557,772 and $226,440,000, respectively)	222,000	222,000,000

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp,
0.07%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $728,038,247, collateralized by various U.S. Treasury obligations, 0.00% to 3.13% due from 1/15/16 to 5/15/44, aggregate original par and fair value of $708,226,037 and $742,594,723, respectively)	$728,034	$728,034,000
Total Value of BNP Paribas Securities Corp (Collateral value of $969,034,723)		950,034,000
Citigroup Global Markets, Inc.,
0.08%, 11/02/15 (c) (Purchased on 10/30/15 to be repurchased at $220,001,467, collateralized by various U.S. Treasury obligations, 1.38% to 2.00% due from 3/31/20 to 5/15/23, aggregate original par and fair value of $223,755,586 and $224,400,036, respectively)	220,000	220,000,000
Citigroup Global Markets, Inc.,
0.08%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $46,000,307, collateralized by various U.S. Treasury obligations, 1.50% to 2.00% due from 11/30/19 to 2/28/21, aggregate original par and fair value of $45,965,400 and $46,920,050, respectively)	46,000	46,000,000
Total Value of Citigroup Global Markets, Inc. (Collateral value of $271,320,086)		266,000,000
Credit Suisse Securities (USA) LLC,
0.09%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $150,001,125, collateralized by U.S. Treasury obligation, 0.63% due at 8/31/17, aggregate original par and fair value of $153,085,000 and $153,000,835, respectively)	150,000	150,000,000
Credit Suisse Securities (USA) LLC,
0.09%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $299,095,243, collateralized by various U.S. Treasury obligations, 0.50% to 1.38% due from 2/28/17 to 11/30/18, aggregate original par and fair value of $301,640,000 and $305,079,409, respectively)	299,093	299,093,000
Total Value of Credit Suisse Securities (USA) LLC (Collateral value of $458,080,244)		449,093,000
Federal Reserve Bank of New York,
0.05%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $2,750,011,458, collateralized by various U.S. Treasury obligations, 1.00% to 5.25% due from 12/31/18 to 11/15/28, aggregate original par and fair value of $2,642,394,859 and $2,750,011,468, respectively)	2,750,000	2,750,000,000
Total Value of Federal Reserve Bank of New York (Collateral value of $2,750,011,468)		2,750,000,000

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	T-Fund

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc.,
0.06%, 11/02/15 (b) (Purchased on 1/27/14 to be repurchased at $481,002,405, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/25 to 11/15/44, aggregate original par and fair value of $810,013,596 and $490,620,362, respectively)	$481,000	$481,000,000
HSBC Securities (USA) Inc.,
0.06%, 11/03/15 (Purchased on 10/27/15 to be repurchased at $300,003,500, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/17 to 2/15/38, aggregate original par and fair value of $445,519,255 and $306,001,399, respectively)	300,000	300,000,000
HSBC Securities (USA) Inc.,
0.06%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $287,001,435, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/16 to 2/15/34, aggregate original par and fair value of $362,977,915 and $292,740,430, respectively)	287,000	287,000,000
HSBC Securities (USA) Inc.,
0.06%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $460,002,300, collateralized by various U.S. Treasury obligations, 0.00% due from 11/02/15 to 3/31/16, aggregate original par and fair value of $469,312,300 and $469,203,974, respectively)	460,000	460,000,000
Total Value of HSBC Securities (USA) Inc. (Collateral value of $1,558,566,165)		1,528,000,000
J.P. Morgan Securities LLC,
0.07%, 11/02/15 (b) (Purchased on 10/17/14 to be repurchased at $250,001,458, collateralized by various U.S. Treasury obligations, 0.63% to 1.63% due from 4/30/18 to 3/31/20, aggregate original par and fair value of $252,494,000 and $255,000,019, respectively)	250,000	250,000,000
J.P. Morgan Securities LLC,
0.07%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $502,002,928, collateralized by various U.S. Treasury obligations, 0.00% to 2.00% due from 2/15/16 to 11/15/44, aggregate original par and fair value of $618,428,500 and $512,040,094, respectively)	502,000	502,000,000
Total Value of J.P. Morgan Securities LLC (Collateral value of $767,040,113)		752,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.07%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $1,483,525,654, collateralized by various U.S. Treasury obligations, 0.00% to 3.75% due from 11/30/16 to 2/15/45, aggregate original par and fair value of $1,563,547,219 and $1,513,187,378, respectively)	1,483,517	1,483,517,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.07%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $250,001,458, collateralized by various U.S. Treasury obligations, 1.50% to 3.13% due from 5/15/19 to 11/30/19, aggregate original par and fair value of $249,206,500 and $255,000,098, respectively)	$250,000	$250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.07%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $50,000,292, collateralized by U.S. Treasury obligation, 0.88% due at 1/15/18, aggregate original par and fair value of $50,840,700 and $51,000,043, respectively)	50,000	50,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (Collateral value of $1,819,187,519)		1,783,517,000
Morgan Stanley & Co. LLC,
0.06%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $64,055,320, collateralized by various U.S. Treasury obligations, 1.13% to 1.63% due from 6/15/18 to 11/15/22, aggregate original par and fair value of $65,218,600 and $65,336,188, respectively)	64,055	64,055,000
Total Value of Morgan Stanley & Co. LLC (Collateral value of $65,336,188)		64,055,000
TD Securities (USA) LLC,
0.08%, 11/02/15 (Purchased on 10/30/15 to be repurchased at $303,002,020, collateralized by various U.S. Treasury obligations, 0.25% to 2.88% due from 11/02/15 to 8/15/45, aggregate original par and fair value of $306,742,100 and $309,060,043, respectively)	303,000	303,000,000
Total Value of TD Securities (USA) LLC (Collateral value of $309,060,043)		303,000,000
Wells Fargo Bank NA,
0.08%, 11/02/15 (c) (Purchased on 10/30/15 to be repurchased at $293,001,953, collateralized by U.S. Treasury obligation, 1.50% due at 10/31/19, aggregate original par and fair value of $295,091,044 and $298,860,018, respectively)	293,000	293,000,000
Total Value of Wells Fargo Bank NA (Collateral value of $298,860,018)		293,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	25

Schedule of Investments (concluded)	T-Fund

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC,
0.08%, 11/02/15 (c) (Purchased on 10/30/15 to be repurchased at $1,016,006,773, collateralized by various U.S. Treasury obligations, 0.00% to 7.63% due from 11/02/15 to 4/15/32, aggregate original par and fair value of $1,020,918,409 and $1,036,320,050, respectively)	$1,016,000	$1,016,000,000
Total Value of Wells Fargo Securities LLC (Collateral value of $1,036,320,050)		1,016,000,000
Total Repurchase Agreements — 49.3%		10,641,699,000

Value
Total Investments (Cost — $21,878,637,555*) — 101.4%	$21,878,637,555
Liabilities in Excess of Other Assets — (1.4)%	(299,743,847)

Net Assets — 100.0%	$21,578,893,708

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$21,878,637,555	—	$21,878,637,555

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $65,078,343 is categorized as Level 1 within the disclosure hierarchy.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.00%, 11/02/15	$1,114,115	$1,114,115,000
0.00% - 0.02%, 11/05/15	548,473	548,472,562
0.00% - 0.03%, 11/12/15	812,700	812,695,092
0.01% - 0.02%, 11/19/15	389,710	389,707,327
0.00% - 0.02%, 11/27/15	1,975,519	1,975,507,448
0.00% - 0.01%, 12/17/15	551,013	551,009,217
0.00% - 0.01%, 12/24/15	214,000	213,999,632
0.02% - 0.11%, 12/31/15	564,646	564,607,066
0.00% - 0.11%, 1/07/16	1,449,411	1,449,316,442
0.00% - 0.13%, 1/14/16	948,000	947,910,825
0.02% - 0.14%, 1/28/16	263,000	262,962,936
0.14%, 2/04/16	145,000	144,946,430
0.15% - 0.25%, 2/11/16	270,000	269,864,709
0.19%, 2/18/16	182,000	181,895,299
0.20%, 2/25/16	75,000	74,951,666
0.11%, 3/31/16	80,000	79,964,767

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.25% - 1.25%, 11/02/15	$1,166,030	$1,166,032,315
0.38% - 4.50%, 11/15/15	198,785	198,856,494
0.25% - 1.38%, 11/30/15	463,200	463,447,674
0.25%, 12/15/15	492,000	492,117,682
0.25% - 2.13%, 12/31/15	175,000	175,132,113
0.38%, 1/15/16	706,690	707,028,941
0.38%, 1/31/16	213,000	213,132,528
0.38% - 4.50%, 2/15/16	316,910	318,647,505
0.25% - 2.63%, 2/29/16	585,954	586,991,628
2.25% - 2.38%, 3/31/16	181,295	182,881,210
0.09%, 4/30/16 (b)	76,533	76,533,000
0.09%, 7/31/16 (b)	188,677	188,710,834
0.07%, 10/31/16 (b)	429,528	429,443,802
0.10%, 1/31/17 (b)	199,700	199,695,575
0.09%, 4/30/17 (b)	514,988	514,995,876
0.10%, 7/31/17 (b)	233,405	233,279,055
0.19%, 10/31/17 (b)	150,000	150,006,429
Total U.S. Treasury Obligations — 109.2%		15,878,859,079
Total Investments (Cost — $15,878,859,079*) — 109.2%		15,878,859,079
Liabilities in Excess of Other Assets — (9.2)%		(1,342,356,265)

Net Assets — 100.0%		$14,536,502,814

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$15,878,859,079	—	$15,878,859,079

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $31,202,193 is categorized as Level 1 within the disclosure hierarchy.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	27

Schedule of Investments October 31, 2015	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 0.1%
Casa Grande IDRB (Price Cos. Inc. Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.17%, 11/06/15 (a)	$215	$215,000
Arkansas — 1.3%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Guaranty, State Street Bank & Trust Co. SBPA), 0.09%, 11/06/15 (a)	1,800	1,800,000
Rogers RB Series 2015 MB, 1.00%, 11/01/15	120	120,002

		1,920,002
California — 0.1%
Downey Unified School District GO Series 2015A MB, 3.00%, 8/01/16	200	204,088
Connecticut — 0.8%
Connecticut Housing Finance Authority RB Series 2015 C-3 VRDN (Royal Bank of Canada LOC), 0.01%, 11/06/15 (a)	1,000	1,000,000
Connecticut RB Series 2006 MB, 5.00%, 7/01/16	100	103,659

		1,103,659
District of Columbia — 0.2%
District of Columbia HFA RB (College Edgewood Terrace I Project) Series 2014 Mandatory Put Bonds, 0.28%, 12/01/15	300	300,000
Florida — 0.7%
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.19%, 5/27/16 (a)	1,100	1,100,000
Georgia — 0.5%
Gainesville Water & Sewerage RB Series 2014 MB, 5.00%, 11/15/15	800	801,429
Illinois — 3.8%
Chicago IDRB (Primrose Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.15%, 11/06/15 (a)	1,180	1,180,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.36%, 11/06/15 (a)	1,865	1,865,000
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2007A-2 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 11/06/15 (a)	2,500	2,500,000

		5,545,000
Indiana — 0.2%
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.21%, 11/06/15 (a)(b)	260	260,000
Iowa — 7.0%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.13%, 11/06/15 (a)	10,240	10,240,000
Kentucky — 1.2%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.26%, 11/06/15 (a)	1,780	1,780,000

Municipal Bonds	Par (000)	Value
Louisiana — 10.0%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.08%, 11/06/15 (a)	$2,400	$2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A AMT VRDN, 0.08%, 11/06/15 (a)	6,000	6,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.01%, 11/02/15 (a)	3,000	3,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2007 VRDN, 0.01%, 11/02/15 (a)	1,700	1,700,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.01%, 11/06/15 (a)	1,700	1,700,000

		14,800,000
Maine — 0.6%
Maine Municipal Bond Bank RB Series 2015 D MB, 2.00%, 11/01/16	700	711,802
Maine Municipal Bond Bank RB Series 2015 MB, 2.00%, 11/01/16	100	101,695

		813,497
Maryland — 2.1%
Baltimore RB (Wastewater System Project) Series 2006C MB, 5.00%, 7/01/16	100	103,391
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 11/06/15 (a)	775	775,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%, 11/06/15 (a)	1,230	1,230,000
Maryland Health & Higher Educational Facilities Authority RB (University of Maryland Medical System Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.01%, 11/02/15 (a)	1,050	1,050,000

		3,158,391
Massachusetts — 5.8%
Commonwealth of Massachusetts GO Series 2015B MB, 2.00%, 5/25/16	1,540	1,555,930
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.10%, 5/27/16 (a)	1,100	1,100,000
Massachusetts Clipper Tax-Exempt Certificates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.04%, 11/06/15 (a)(b)	3,080	3,080,000
Massachusetts HFA RB (Quincy Point Project) Series 2014 Mandatory Put Bonds, 0.33%, 1/15/16 (c)	1,400	1,400,000
Melrose GO Series 2015 BAN, 1.50%, 11/11/16	355	359,079
Town of Uxbridge GO Series 2015 BAN, 1.00%, 8/19/16	200	201,034
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.10%, 5/27/16 (a)	595	595,000
Worcester GO Series 2014 MB, 5.00%, 11/01/16	190	198,889

		8,489,932

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Michigan — 5.2%
Ann Arbor MI Sewage Disposal System Revenue RB Series 2013 MB, 2.00%, 7/01/16	$100	$101,128
Michigan HDA Multi-Family Housing RB (Berrien Woods III Project) Series 2000A AMT VRDN (Citibank N.A. LOC), 0.04%, 11/06/15 (a)	1,230	1,230,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.18%, 11/06/15 (a)	1,500	1,500,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.30%, 11/06/15 (a)	1,200	1,200,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.11%, 11/06/15 (a)	500	500,000
University of Michigan RB Series 2012B VRDN (The Northern Trust Company SBPA), 0.01%, 11/02/15 (a)	3,100	3,100,000

		7,631,128
Minnesota — 1.0%
Minnesota GO Series 2011A MB, 5.00%, 10/01/16	420	437,919
Minnesota Housing Finance Agency RB Series 2015D VRDN (Royal Bank of Canada SBPA), 0.02%, 11/06/15 (a)	1,000	1,000,000
Rochester Independent School District No 535 Series 2012A MB, 1.25%, 2/01/16	100	100,197

		1,538,116
Mississippi — 1.2%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.01%, 11/02/15 (a)	1,400	1,400,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.01%, 11/02/15 (a)	405	405,000

		1,805,000
Missouri — 5.1%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.21%, 11/06/15 (a)	1,625	1,625,000
Missouri Highway & Transportation Commission RB Series 2007 MB, 5.00%, 5/01/16	100	102,389
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.08%, 11/06/15 (a)	4,000	4,000,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.05%, 11/06/15 (a)	1,745	1,745,000

		7,472,389
New Hampshire — 0.5%
Cheshire County GO Series 2015 MB, 1.00%, 12/30/15	690	690,843
New Jersey — 2.1%
Hasbrouck Heights GO Series 2015 MB, 1.00%, 3/24/16	215	215,487
Hillsborough Township Series 2014 BAN, 1.00%, 12/11/15	110	110,066
Mendham Township GO Series 2015 BAN, 1.25%, 5/20/16	2,335	2,345,208
New Jersey Environmental Infrastructure Trust RB Series 2012A-R MB, 3.12%, 9/01/16	40	40,934
Oradell Borough GO Series 2015 BAN, 1.00%, 4/08/16	151	151,165

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Upper Saddle River GO Series 2015 BAN, 1.00%, 2/19/16	$260	$260,475

		3,123,335
New York — 8.5%
Chittenango Central School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 11/06/15	260	260,024
Lockport Town GO Series 2014 BAN, 1.00%, 12/15/15	195	195,140
Metropolitan Transportation Authority RB Series 2012D MB, 4.00%, 11/15/15	260	260,381
New York City GO Series 2011D-3 VRDN (Royal Bank of Canada LOC), 0.01%, 11/02/15 (a)	1,500	1,500,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 11/02/15 (a)	3,000	3,000,000
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.01%, 11/02/15 (a)	2,600	2,600,000
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.09%, 11/06/15 (a)	1,700	1,700,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.01%, 11/02/15 (a)	1,900	1,900,000
New York HFA RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.01%, 11/06/15 (a)	800	800,000
Sleepy Hollow Series 2014A BAN, 1.00%, 11/24/15	240	240,089

		12,455,634
North Carolina — 1.2%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.11%, 11/06/15 (a)	1,450	1,450,000
North Carolina RB Series 2011C MB, 5.00%, 5/01/16	280	286,745

		1,736,745
Ohio — 7.4%
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Union Bank N.A. LOC), 0.01%, 11/02/15 (a)	1,400	1,400,000
Columbus Regional Airport Authority RB (Flightsafety International, Inc. Project) Series 2015 VRDN (Berkshire Hathaway, Inc. Guarantee Agreement), 0.03%, 11/06/15 (a)	1,000	1,000,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2015 VRDN, 0.01%, 11/06/15 (a)	5,300	5,300,000
Hamilton Electric System Revenue RB Series 2015 MB, 0.43%, 9/27/16	1,400	1,400,000
Licking County GO (Bridge Improvements Project) Series 2015 BAN, 2.00%, 5/31/16	500	504,627
Mahoning County GO Series 2015 BAN, 1.50%, 9/27/16	300	302,563
Miamisburg GO Series 2015 BAN, 1.00%, 3/09/16	700	701,719
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2013 MB, 3.00%, 12/01/15	300	300,651

		10,909,560
Oregon — 0.6%
Oregon GO Series 2015A MB, 2.00%, 9/15/16	800	812,227

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	29

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Pennsylvania — 1.8%
Beaver County IDRB (BASF Corp. Project) Series 1997 AMT VRDN, 0.08%, 11/06/15 (a)	$300	$300,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 11/06/15 (a)	2,410	2,410,000

		2,710,000
Rhode Island — 2.0%
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac LOC, Freddie Mac Liquidity Agreement)), 0.02%, 11/06/15 (a)	2,900	2,900,000
Tennessee — 2.0%
Nashville & Davidson Sewer RB Series 2015 TECP, 0.12%, 12/03/15	3,000	3,000,000
Texas — 10.1%
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.13%, 11/06/15 (a)(b)(d)	600	600,000
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.08%, 11/06/15 (a)	5,000	5,000,000
Dallas Fort Worth International Airport RB Series 2013D MB, 5.00%, 11/01/15	300	300,025
Dallas Fort Worth International Airport RB Series 2013F MB, 3.00%, 11/01/15	200	200,010
Fort Worth Water & Sewer System RB Series 2014 MB, 3.00%, 2/15/16	250	251,922
Garland Independent School District GO Series 2015B MB, 2.00%, 2/15/16	2,500	2,513,344
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources Project) Series 2005 VRDN (Flint Hills Resources LLC Guaranty), 0.20%, 11/06/15 (a)	2,000	2,000,000
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources) Series 2002A VRDN (Flint Hills Resources LLC Guaranty), 0.20%, 11/06/15 (a)	3,830	3,830,000
Rowlett GO Series 2015 MB, 3.00%, 2/15/16	100	100,813
Texas Water Development Board RB Series 2013A MB, 5.00%, 7/15/16	100	103,361

		14,899,475

Municipal Bonds	Par (000)	Value
Virginia — 3.1%
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.19%, 5/27/16 (a)	$1,500	$1,500,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 11/02/15 (a)	1,690	1,690,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 11/02/15 (a)	1,400	1,400,000

		4,590,000
Washington — 0.4%
Tacoma WA Electric System Revenue RB Series 2013A MB, 5.00%, 1/01/16	600	604,842
Wisconsin — 3.0%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (Federal Home Loan Bank LOC, Bank First National LOC), 0.06%, 11/06/15 (a)	2,420	2,420,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.46%, 11/06/15 (a)	980	980,000
Wausau IDRB (Apogee Enterprises Inc. Project) Series 2002 VRDN (Comerica Bank N.A. LOC), 0.11%, 11/06/15 (a)	1,000	1,000,000

		4,400,000
Total Municipal Bonds — 89.6%		132,010,292

Closed-End Investment Companies(a)
California — 4.7%
Nuveen California Dividend Advantage Municipal Fund Series 2014-5 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 11/06/15	7,000	7,000,000
Multi-State — 6.1%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.09%, 11/06/15	9,000	9,000,000
Total Closed-End Investment Companies — 10.8%		16,000,000
Total Investments (Cost — $148,010,292*) — 100.4%		148,010,292
Liabilities in Excess of Other Assets — (0.4)%		(636,940)

Net Assets — 100.0%		$147,373,352

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments (concluded)	MuniCash

Fair Value Hierarchy as of Period Ended

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$148,010,292	—	$148,010,292

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $807,382 is categorized as Level 1 within the disclosure hierarchy.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	31

Schedule of Investments October 31, 2015	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.2%
Auburn University RB Series 2012B MB, 5.00%, 6/01/16	$1,700	$1,747,450
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.04%, 11/06/15 (a)	4,440	4,440,000
Taylor-Ryan Improvement District RB (Various Improvement Project) Series 2005 VRDN (Federal Home Loan Bank LOC), 0.01%, 11/06/15 (a)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone - Tuscaloosa Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.05%, 11/06/15 (a)	4,305	4,305,000

		20,492,450
Alaska — 0.3%
Borough of North Slope GO Series 2015A MB, 2.00%, 6/30/16	5,700	5,765,835
Arizona — 1.0%
Mesa GO Series 2015 MB, 4.75%, 7/01/16	2,250	2,316,866
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.02%, 11/06/15 (a)	7,625	7,625,000
San Antonio Electric & Gas Series 2015A TECP (Bank of America N.A. SBPA), 0.03%, 11/30/15	7,500	7,500,000

		17,441,866
Arkansas — 0.1%
Fayetteville RB Series 2015 MB, 2.00%, 11/01/16	300	304,344
Rogers RB Series 2015 MB, 1.00%, 11/01/15	1,195	1,195,018

		1,499,362
California — 6.9%
California GO Series 2005A-1-2 VRDN (Royal Bank of Canada LOC), 0.01%, 11/06/15 (a)	7,000	7,000,000
California GO Series 2015 MB, 2.00%, 8/01/16	16,470	16,688,632
California GO Series 2015A-1 TECP:
0.03%, 1/08/16	9,000	9,000,000
0.03%, 1/07/16	10,190	10,190,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2010B VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 11/06/15 (a)	7,300	7,300,000
Downey Unified School District GO Series 2015A MB, 3.00%, 8/01/16	2,515	2,566,397
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.09%, 11/06/15 (a)(b)(c)	15,000	15,000,000
Metropolitan Water District of Southern California RB Series 2015A-2 VRDN, 0.01%, 11/06/15 (a)	8,800	8,800,000
Metropolitan Water District of Southern California Waterworks RB Series 2015A-1 VRDN, 0.01%, 11/06/15 (a)	10,000	10,000,000
San Diego Unified School District GO Series 2015A MB, 2.00%, 6/30/16	9,600	9,709,335
University of California RB Series 2013AL-4 VRDN, 0.01%, 11/06/15 (a)	25,885	25,885,000

		122,139,364

Municipal Bonds	Par (000)	Value
Colorado — 2.2%
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.01%, 11/06/15 (a)	$165	$165,000
Denver City & County School District #1 Clipper Tax-Exempt Certificate Trust GO Series 2005A-2009-57 VRDN (State Street Bank & Trust Co. SBPA), 0.04%, 11/06/15 (a)(b)(c)	35,240	35,240,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.02%, 11/06/15 (a)	780	780,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 11/06/15 (a)	2,490	2,490,000

		38,675,000
Connecticut — 2.3%
Connecticut Health & Educational Facilities RB (Yale University Project) Series 2001 V-1 VRDN, 0.01%, 11/02/15 (a)	10,125	10,125,000
Connecticut Health and Educational Facilities Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0247 VRDN (Bank of America N.A. Liquidity Facility), 0.07%, 11/06/15 (a)(b)(c)	2,636	2,636,000
Connecticut Housing Finance Authority RB Series 2014C-2 VRDN (Bank of Tokyo Mitsubishi UFJ Ltd. SBPA), 0.01%, 11/06/15 (a)	4,100	4,100,000
Connecticut Housing Finance Authority RB Series 2015 C-3 VRDN (Royal Bank of Canada LOC), 0.01%, 11/06/15 (a)	3,000	3,000,000
Connecticut RB Series 2006 MB, 5.00%, 7/01/16	1,100	1,134,815
Connecticut Special Tax Revenue RB Series 2014A MB, 3.00%, 9/01/16	1,500	1,533,633
Easton GO Series 2015 RAN, 1.00%, 12/15/15	3,918	3,921,825
Milford GO Series 2015 MB, 2.00%, 11/01/16	220	223,755
Milford GO Series 2015B BAN, 1.00%, 11/07/16	1,380	1,389,715
Naugatuck GO Series2015 MB, 2.00%, 9/15/16	115	116,595
Plainville GO Series 2015 BAN, 2.00%, 5/18/16	500	504,929
Torrington GO Series 2015 BAN, 2.00%, 9/15/16	2,000	2,028,658
Trumbull GO Series2015 BAN, 1.50%, 9/01/16	9,520	9,613,267

		40,328,192
Delaware — 0.3%
Delaware County GO Series 2011 MB, 5.00%, 7/01/16	3,710	3,827,692
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 11/06/15 (a)	1,285	1,285,000
Delaware GO Series 2013B MB, 5.00%, 2/01/16	145	146,674

		5,259,366

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
District of Columbia — 0.4%
District of Columbia HFA RB (College Edgewood Terrace I Project) Series 2014 Mandatory Put Bonds, 0.28%, 12/01/15 (d)	$3,890	$3,890,000
District of Columbia Water & Sewer Authority Public Utility RB Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.02%, 11/06/15 (a)(b)(c)	2,400	2,400,000

		6,290,000
Florida — 9.7%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.02%, 11/06/15 (a)(b)(c)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.02%, 11/06/15 (a)(b)(c)	4,830	4,830,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 11/06/15 (a)	52,760	52,760,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 11/06/15 (a)	12,900	12,900,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.02%, 11/06/15 (a)(b)(c)	10,395	10,395,000
Miami-Dade County RB Series 2009E VRDN (Wells Fargo Bank N.A. LOC), 0.02%, 11/06/15 (a)	38,000	38,000,000
Orlando Utilities Commission RB Series 2015B VRDN (TD Bank N.A. LOC), 0.01%, 11/06/15 (a)	4,900	4,900,000
Orlando Utilities Commission Utilities System RB Series 2008-1 VRDN (JP Morgan Chase & Co. LOC), 0.01%, 11/06/15 (a)	10,530	10,530,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.19%, 5/27/16 (a)	5,760	5,760,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.02%, 11/06/15 (a)(b)(c)	21,000	21,000,000

		171,380,000
Hawaii — 0.3%
Hawaii GO Series 2009DT MB, 5.00%, 11/01/16	4,575	4,790,424
Illinois — 1.5%
Illinois Finance Authority RB (Center on Deafness Project) Series 2008 VRDN (BMO Harris Bank N.A. LOC), 0.09%, 11/06/15 (a)	1,500	1,500,000
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2009A-1 VRDN (JPMorgan Chase Bank SBPA), 0.01%, 11/02/15 (a)	2,400	2,400,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 11/06/15 (a)	5,850	5,850,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA), 0.18%, 11/06/15 (a)(b)(c)	8,690	8,690,000
Illinois Finance Authority RB Series 2009 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 11/02/15 (a)	3,700	3,700,000

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois HDA RB (Lakeshore Plaza Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 11/06/15 (a)	$4,780	$4,780,000

		26,920,000
Indiana — 1.0%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 11/06/15 (a)	1,580	1,580,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008 VRDN (BMO Harris Bank N.A. SBPA), 0.01%, 11/06/15 (a)	3,800	3,800,000
Indiana State Financing Authority Hospital RB (Indiana University Health Project) RBC Municipal Products Inc. Trust Series 2011L VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 11/06/15 (a)(b)(c)	10,000	10,000,000
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.21%, 11/06/15 (a)(b)	2,600	2,600,000

		17,980,000
Iowa — 4.1%
Black Hawk County GO Series 2015B MB, 2.00%, 6/01/16	975	984,635
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.13%, 11/06/15 (a)	63,500	63,500,000
Iowa Finance Authority RB 2015 VRDN (Federal Home Loan Bank SBPA), 0.01%, 11/06/15 (a)	7,325	7,325,000

		71,809,635
Kentucky — 0.1%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.02%, 11/06/15 (a)	1,620	1,620,000
Louisiana — 5.4%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.11%, 11/06/15 (a)	4,625	4,625,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.04%, 11/06/15 (a)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN, 0.01%, 11/02/15 (a)	13,300	13,300,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008A VRDN, 0.01%, 11/02/15 (a)	50,000	50,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.01%, 11/06/15 (a)	10,500	10,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.01%, 11/06/15 (a)	8,000	8,000,000
Louisiana RB (1-49 South Project) Series 2015 MB, 1.00%, 9/01/16	1,220	1,226,582

		95,151,582
Maine — 0.5%
Maine Municipal Bond Bank RB Series 2015 D MB, 2.00%, 11/01/16	6,930	7,046,840

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	33

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Maine (continued)
Maine Municipal Bond Bank RB Series 2015 MB, 2.00%, 11/01/16	$500	$508,459
Town of Scarborough GO Series 2015 MB, 2.00%, 11/01/15	500	500,015
Windham GO Series 2011 MB, 3.00%, 11/01/15	660	660,033

		8,715,347
Maryland — 3.2%
Anne Arundel County GO Series 2006 MB, 5.00%, 3/01/16	565	574,111
Anne Arundel County GO Series 2009 MB, 5.00%, 4/01/16	1,000	1,020,144
Anne Arundel County RB (Mountain Ridge Apartments Project) Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 11/06/15 (a)	2,605	2,605,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.01%, 11/06/15 (a)	1,475	1,475,000
Baltimore RB (Wastewater System Improvement Project) Series 2013A MB, 5.00%, 7/01/16	500	515,605
Baltimore RB (Wastewater System Project) Series 2006C MB, 5.00%, 7/01/16	905	933,730
Frederick County RB (Homewood, Inc. Facility Project) Series 1997 DN (Manufacturers and Traders Trust Co. LOC), 0.01%, 11/06/15 (a)	10,700	10,700,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 11/06/15 (a)	2,255	2,255,000
Howard County RB (Lorien at Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 11/06/15 (a)	8,080	8,080,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 11/06/15 (a)	8,660	8,660,000
Maryland GO Series 2008 MB, 5.00%, 3/01/16	690	700,623
Maryland GO Series 2009C MB, 5.00%, 3/01/16	600	609,668
Maryland GO Series 2012A MB, 5.00%, 3/15/16	350	356,291
Maryland Health & Higher Educational Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 11/06/15 (a)	2,215	2,215,000
Montgomery County GO Series 2013A MB, 5.00%, 11/01/16	1,290	1,350,085
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 11/06/15 (a)	915	915,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 11/06/15 (a)	3,985	3,985,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.03%, 11/06/15 (a)	9,100	9,100,000

		56,050,257
Massachusetts — 10.6%
Commonwealth of Massachusetts GO Series 2006D MB, 4.75%, 8/01/16	100	103,293

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Commonwealth of Massachusetts GO Series 2015B MB, 2.00%, 5/25/16	$16,100	$16,266,545
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.10%, 5/27/16 (a)	14,860	14,860,000
Massachusetts Clipper Tax-Exempt Certificates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.04%, 11/06/15 (a)(b)(c)	10,000	10,000,000
Massachusetts Department of Transportation RB (Contract Assistance Project) Series 2010A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 11/06/15 (a)	25,300	25,300,000
Massachusetts Development Finance Agency RB (Partners Healthcare Project) Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 11/06/15 (a)	32,150	32,150,000
Massachusetts Health & Educational Facilities Authority RB (Harvard University Project) Series 2010A MB, 5.00%, 12/15/15	350	351,996
Massachusetts Health & Educational Facilities Authority RB (Wellesley College Project) Series 2008I VRDN, 0.01%, 11/06/15 (a)	1,600	1,600,000
Massachusetts HFA RB (Quincy Point Project) Series 2014 Mandatory Put Bonds, 0.33%, 1/15/16 (d)	10,750	10,750,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.02%, 11/06/15 (a)	8,300	8,300,000
Melrose GO Series 2015 BAN, 1.50%, 11/11/16	3,800	3,843,662
New Bedford GO Series 2015 MB, 1.25%, 2/05/16	6,330	6,346,919
Old Rochester Regional School District GO Series 2015 MB, 2.00%, 2/15/16	695	698,195
Sudbury GO Series 2015A MB, 2.00%, 2/15/16	540	542,439
Town of Auburn GO Series 2015 MB:
2.00%, 9/01/16	584	592,456
1.00%, 9/15/16	2,842	2,858,016
Town of Dracut GO Series 2015 BAN, 1.50%, 8/18/16	1,665	1,679,939
Town of Uxbridge GO Series 2015 BAN, 1.00%, 8/19/16	2,045	2,055,566
University of Massachusetts Building Authority RB Series 2008-1 VRDN (JP Morgan Chase & Co. LOC), 0.01%, 11/06/15 (a)	31,700	31,700,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.10%, 5/27/16 (a)	14,690	14,690,000
Westfield GO Series 2015 MB, 2.00%, 8/01/16	565	572,051
Worcester GO Series 2014 MB, 5.00%, 11/01/16	1,960	2,051,698

		187,312,775
Michigan — 0.7%
Ann Arbor MI Sewage Disposal System Revenue RB Series 2013 MB, 2.00%, 7/01/16	500	505,638
Michigan State Hospital Finance Authority RB (Ascension Health Project) Series 2010 MB, 0.07%, 5/27/16 (a)	6,275	6,275,000
Michigan State University Board of Trustees Student Fees RB Series 2005 VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.01%, 11/06/15 (a)	800	800,000

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Michigan (continued)
Southfield Economic Development Corp. RB (Lawrence Tech University Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 11/06/15 (a)	$4,485	$4,485,000
University of Michigan RB Series 2012B VRDN (The Northern Trust Company SBPA), 0.01%, 11/02/15 (a)	900	900,000

		12,965,638
Minnesota — 0.1%
Minnesota GO Series 2011A MB, 5.00%, 10/01/16	2,520	2,628,791
Mississippi — 3.2%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.01%, 11/02/15 (a)	24,220	24,220,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.01%, 11/02/15 (a)	29,300	29,300,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010K VRDN, 0.01%, 11/02/15 (a)	2,250	2,250,000

		55,770,000
Missouri — 0.9%
Missouri Highway & Transportation Commission RB Series 2007 MB, 5.00%, 5/01/16	1,005	1,029,009
North Kansas City School District No 74 GO Series 2015 MB, 2.00%, 3/01/16	2,665	2,679,227
Springfield MO Public Utility Revenue RB Series 2015 MB, 5.00%, 8/01/16	1,100	1,138,935
St Louis County RB Series 2015 MB, 1.00%, 4/01/16	7,400	7,427,495
St. Louis IDA (Mid-America Transplant Services Project) RB Series 2013 VRDN (BMO Harris Bank N.A. LOC), 0.02%, 11/02/15 (a)	4,500	4,500,000

		16,774,666
Nevada — 0.3%
Branch Banking & Trust Co. GO Municipal Trust Receipts Floaters Series 2008-6 VRDN, 0.03%, 11/06/15 (a)(b)(c)	5,300	5,300,000
New Hampshire — 0.6%
Merrimack GO Series 2015 MB, 2.00%, 12/30/15	10,130	10,159,224
New Jersey — 0.5%
Mansfield Township GO Series 2014-A MB, 1.00%, 11/05/15	2,258	2,258,180
New Jersey Educational Facilities Authority RB Series 2010B MB, 5.00%, 7/01/16	180	185,686
New Jersey Environmental Infrastructure Trust RB Series 2012A-R MB, 3.12%, 9/01/16	520	532,139
Somerset County GO Series 2015 MB, 2.00%, 7/15/16	1,255	1,270,004
Township of River Vale GO Series 2015 BAN, 1.50%, 8/12/16	3,841	3,873,151
Woodbridge Township GO Series 2015 MB, 2.00%, 7/01/16	500	505,330

		8,624,490
New York — 11.6%
New York GO Series 2013D-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 11/02/15 (a)	29,800	29,800,000
City of New York GO Series 2015B VRDN (Royal Bank of Canada LOC), 0.01%, 11/02/15 (a)	10,000	10,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority RB Series 2005E-1 VRDN, 0.01%, 11/02/15 (a)	$4,680	$4,680,000
Metropolitan Transportation Authority RB Series 2012B-2 MB, 4.00%, 11/01/15	1,270	1,270,089
Metropolitan Transportation Authority RB Series 2012D MB, 4.00%, 11/15/15	2,990	2,994,382
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.01%, 11/02/15 (a)	5,100	5,100,000
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2013A VRDN (Wells Fargo Bank N.A. LOC), 0.02%, 11/06/15 (a)	8,000	8,000,000
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2014A VRDN (Wells Fargo Bank N.A. LOC), 0.02%, 11/06/15 (a)	5,000	5,000,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 11/02/15 (a)	24,400	24,400,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.01%, 11/02/15 (a)	3,000	3,000,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.01%, 11/02/15 (a)	20,700	20,700,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.01%, 11/02/15 (a)	22,350	22,350,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.01%, 11/02/15 (a)	2,900	2,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2014C MB, 3.00%, 11/01/16	575	590,336
New York City Transitional Finance Authority Future Tax Secured Revenue RB Sub-Series 2013 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 11/02/15 (a)	25,000	25,000,000
New York City Water & Sewer RB Series 2015 (2nd General Fiscal Resolution Project) Series 2015 VRDN (Bank of America N.A. LOC), 0.01%, 11/02/15 (a)	7,500	7,500,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.01%, 11/06/15 (a)	900	900,000
New York HFA RB Series 2015A VRDN (Bank of New York Mellon LOC), 0.01%, 11/06/15 (a)	5,500	5,500,000
New York Urban Development Corp. RB Series 2004 VRDN (JP Morgan Bank, SBPA), 0.01%, 11/06/15 (a)	25,600	25,600,000

		205,284,807
North Carolina — 6.0%
Charlotte COP (2003 Governmental Facilities Project) Series 2013 VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.01%, 11/06/15 (a)	9,100	9,100,000
Charlotte COP Series 2015B MB, 2.00%, 6/01/16	1,980	1,998,970
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.03%, 11/06/15 (a)(b)(c)	9,805	9,805,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	35

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
North Carolina (continued)
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007B VRDN (JPMorgan Chase Bank SBPA), 0.01%, 11/02/15 (a)	$10,500	$10,500,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007C VRDN (JPMorgan Chase Bank SBPA), 0.01%, 11/06/15 (a)	1,970	1,970,000
Davie County GO Series 2015 MB, 3.00%, 5/01/16	2,285	2,315,791
Iredell Country GO Series 2015B MB, 2.00%, 2/01/16	1,640	1,647,407
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.19%, 5/27/16 (a)	16,130	16,130,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.02%, 11/06/15 (a)(b)(c)	6,570	6,570,000
North Carolina Infrastructure Finance Corp COP Series 2006A MB, 5.00%, 6/01/16	300	308,202
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.01%, 11/02/15 (a)	20,435	20,435,000
North Carolina RB Series 2011C MB, 5.00%, 5/01/16	3,440	3,522,870
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA), 0.02%, 11/06/15 (a)	4,300	4,300,000
Orange County GO Public Facilities Series 2015 MB, 2.00%, 4/01/16	2,265	2,280,017
Raleigh Combined Enterprise System Revenue RB Series 2005A MB, 5.00%, 3/01/16	1,000	1,015,835
Raleigh Combined Enterprise System Revenue RB Series 2008 VRDN (Bank of America N.A. SBPA), 0.01%, 11/06/15 (a)	5,610	5,610,000
Raleigh Limited Obligation RB Series 2009 VRDN 7 Month Window, 0.19%, 5/27/16 (a)	3,540	3,540,000
Raleigh RB Combined Enterprise System Revenue RB Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 11/06/15 (a)	1,775	1,775,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.01%, 11/06/15 (a)	2,650	2,650,000

		105,474,092
Ohio — 2.5%
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Union Bank N.A. LOC), 0.01%, 11/02/15 (a)	14,460	14,460,000
Hamilton Electric System Revenue RB Series 2015 MB, 0.43%, 9/27/16	14,400	14,400,000
Mahoning County GO Series 2015 BAN, 1.50%, 9/27/16	2,720	2,743,235
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 11/06/15 (a)	600	600,000
Ohio GO (Common Schools Project) Series 2006C VRDN, 0.01%, 11/06/15 (a)	1,300	1,300,000
Ohio GO Series 2012 MB, 3.00%, 11/01/15	300	300,016
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2013 MB, 3.00%, 12/01/15	150	150,334
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 11/02/15 (a)	3,800	3,800,000

Municipal Bonds	Par (000)	Value
Ohio (continued)
Ohio State University RB Series 2014B-2 VRDN, 0.01%, 11/06/15 (a)	$2,000	$2,000,000
Ohio University RB Series 2008 VRDN, 0.01%, 11/06/15 (a)	5,000	5,000,000

		44,753,585
Oklahoma — 0.8%
RBC Municipal Products, Inc. Trust RB Floaters Series 2012 E-37 VRDN (Royal Bank of Canada LOC), 0.02%, 11/06/15 (a)(b)(c)	5,440	5,440,000
Tulsa IDRB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.03%, 11/06/15 (a)(b)(c)	8,092	8,092,000

		13,532,000
Oregon — 0.4%
Oregon GO Series 2015A MB, 2.00%, 9/15/16	7,700	7,817,692
Pennsylvania — 2.9%
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.03%, 11/06/15 (a)	8,010	8,010,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 11/06/15 (a)	9,970	9,970,000
Lycoming County Authority RB (AICUP Financing Program Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.03%, 11/06/15 (a)	4,175	4,175,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.01%, 11/06/15 (a)(b)	10,900	10,900,000
Philadelphia PA GO Series 2016A MB, 2.00%, 6/30/16	14,000	14,158,723
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 11/06/15 (a)	4,340	4,340,000

		51,553,723
South Carolina — 0.0%
Charleston Educational Excellence Finance Corp RB 2005 MB, 5.25%, 12/01/15	275	276,129
Richland County School District No. 2 GO Series 2008A MB, 3.38%, 2/01/16	250	251,975

		528,104
Tennessee — 0.4%
City of Memphis TN Electric System Revenue RB Series 2010 MB, 5.00%, 12/01/15	4,000	4,015,721
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.06%, 11/06/15 (a)	2,420	2,420,000

		6,435,721
Texas — 10.1%
Arlington Independent School District/TX GO Series 2015 MB, 1.00%, 2/15/16	3,640	3,648,272
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.13%, 11/06/15 (a)(b)(c)	7,400	7,400,000

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Texas (continued)
Brownsville ISD GO Series 2006 MB, 5.00%, 2/15/16	$1,000	$1,013,724
Denton ISD GO Series 2006B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 11/06/15 (a)	4,600	4,600,000
Garland GO Series 2015 MB, 5.00%, 2/15/16	5,495	5,571,669
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-1 VRDN, 0.01%, 11/02/15 (a)	5,115	5,115,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-2 VRDN, 0.01%, 11/02/15 (a)	18,000	18,000,000
Harris County Health Facilities Development Corp. RB (Methodist Hospital System Project) Series 2008A-2 VRDN, 0.01%, 11/02/15 (a)	12,000	12,000,000
Houston Combined Utility System Revenue RB Series 2005 MB (Assured Guaranty Municipal Corp.), 4.75%, 11/15/15	1,300	1,302,304
Lamar Consolidated ISD GO Series 2009 ROC-RR-II-R-12266 VRDN (Texas Permanent School Fund Insurance, Citibank N.A. SBPA), 0.02%, 11/06/15 (a)(b)(c)	6,700	6,700,000
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.02%, 11/06/15 (a)	24,300	24,300,000
Port of Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Petrochemicals USA, Inc. Corporate Underlier), 0.02%, 11/06/15 (a)	1,500	1,500,000
Rowlett GO Series 2015 MB, 3.00%, 2/15/16	1,045	1,053,498
San Antonio Electric & Gas Series 2015A TECP (JPMorgan Chase & Co. LOC), 0.08%, 2/04/16	20,000	20,000,000
San Marcos GO Series 2015 MB, 1.00%, 8/15/16	1,270	1,277,187
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.01%, 11/06/15 (a)	12,390	12,390,000
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.03%, 11/06/15 (a)(b)(c)	5,795	5,795,000
Tarrant Regional Water District RB Series 2015 MB, 2.00%, 3/01/16	440	442,408
Texas GO Series 2012B VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.01%, 11/06/15 (a)	4,900	4,900,000
Texas Public Finance Authority RB Series 2010A MB, 5.00%, 1/01/16	315	317,506
Texas Transportation Commission State Highway Fund RB Series 2006 MB:
5.00%, 4/01/16	500	510,079
5.00%, 4/01/16	200	203,924
Texas Water Development Board RB Series 2013A MB, 5.00%, 7/15/16	750	775,207
Waco Educational Finance Corp. RB Municipal Trust Receipts Floaters (Baylor University Project) Series 2008A (The Bank of New York Mellon Corp. LOC), 0.01%, 11/06/15 (b)(c)	38,085	38,085,000
West Harris County Regional Water Authority RB Series 2014 MB, 2.00%, 12/15/15	570	571,232

		177,472,010
Utah — 3.7%
Emery County PCRB Series 1994A VRDN (Canadian Imperial Bank LOC), 0.02%, 11/06/15 (a)	45,000	45,000,000

Municipal Bonds	Par (000)	Value
Utah (continued)
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2003C VRDN, 0.01%, 11/02/15 (a)	$8,000	$8,000,000
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 11/02/15 (a)	6,500	6,500,000
Utah RB Series 2014 VRDN:
0.21%, 5/27/16 (a)	3,000	3,000,000
0.21%, 5/27/16 (a)	2,600	2,600,000

		65,100,000
Virginia — 1.4%
Fairfax County GO Series 2013A MB, 5.00%, 10/01/16	4,820	5,028,549
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.19%, 5/27/16 (a)	10,885	10,885,000
Hampton Roads Sanitation District RB Series 2011 VRDN, 0.01%, 11/06/15 (a)	1,100	1,100,000
Loudoun County IDA (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.01%, 11/06/15 (a)	650	650,000
Newport News Economic Development Authority RB Series 2005B MB, 5.25%, 1/15/16	1,510	1,525,984
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.02%, 11/06/15 (a)(b)(c)	4,520	4,520,000
Virginia Resources Authority RB Series 2008 MB, 5.00%, 10/01/16	500	521,761

		24,231,294
Washington — 3.2%
Chelan County Public Utility District No. 1 RB Eclipse Funding Trust Series 2007C-0047 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.01%, 11/06/15 (a)(b)(c)	11,310	11,310,000
Energy Northwest Washington Electric RB (Project No. 1) Series 2006A MB, 5.00%, 7/01/16	750	773,993
King County Sewer Revenue RB Eagle Trust Receipts Series 20140047-A VRDN (AGM Insurance, Citibank N.A. Liquidity Facility), 0.02%, 11/06/15 (a)(b)(c)	5,440	5,440,000
King County Washington GO Series 2015A TECP (Bayerische Landesbank GZ New York Branch SBPA), 0.05%, 11/05/15	21,280	21,280,000
Seattle WA Drainage & Wastewater Revenue RB Series 2015 MB, 2.00%, 2/01/16	630	632,510
Washington GO (Motor Vehicle Fuel Tax Project) Series 2006E MB, 5.00%, 1/01/16	3,765	3,794,608
Washington State Housing Finance Commission RB (Kitts Corner Apartment Project) VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.02%, 11/06/15 (a)	7,000	7,000,000
Washington State Housing Finance Commission RB Series 2015 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.02%, 11/06/15 (a)	5,500	5,500,000

		55,731,111
Wisconsin — 0.5%
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B VRDN (BMO Harris Bank N.A. LOC), 0.02%, 11/06/15 (a)	3,920	3,920,000
Wisconsin Housing & Economic Development Authority RB Series 2015C VRDN (Royal Bank of Canada SBPA), 0.01%, 11/06/15 (a)	5,500	5,500,000

		9,420,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	37

Schedule of Investments (concluded)	MuniFund

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Wyoming — 0.2%
Sweetwater County WY Poll Control Revenue RB Series 1994 VRDN (Bank of Nova Scotia LOC), 0.01%, 11/06/15 (a)	$3,020	$3,020,000
Total Municipal Bonds — 101.1%		1,782,198,403

Closed-End Investment Companies (a)(b)	Par (000)	Value
California — 0.1%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.07%, 11/06/15	$2,500	$2,500,000
New York — 0.1%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.07%, 11/06/15	1,800	1,800,000
Total Closed-End Investment Companies — 0.2%		4,300,000
Total Investments (Cost — $1,786,498,403*) — 101.3%		1,786,498,403
Liabilities in Excess of Other Assets — (1.3)%		(23,554,369)

Net Assets — 100.0%		$1,762,944,034

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate shown is as of report date.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,786,498,403	—	$1,786,498,403

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $589,390 is categorized as Level 1 within the disclosure hierarchy.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 97.6%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Municipal Trust Receipts Floaters Series 2001-4740 VRDN (Bank of America N.A. SBPA), 0.04%, 11/06/15 (a)(b)(c)	$1,750	$1,750,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) RB Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 11/06/15 (c)	1,595	1,595,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.01%, 11/06/15 (c)	7,000	7,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (US Bank N.A. LOC), 0.01%, 11/06/15 (c)	1,100	1,100,000
California Community College Fund RB Series 2016A, 2.00%, 6/30/16	1,590	1,607,264
California Educational Facilities Authority RB Series 2016A Notes, 2.00%, 6/30/16	1,800	1,819,908
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.04%, 11/06/15 (a)(b)(c)	4,000	4,000,000
California GO Series 2003B-1 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.01%, 11/06/15 (c)	8,300	8,300,000
California GO Series 2012 MB, 4.00%, 2/01/16	400	403,824
California GO Series 2015 A-2 TECP (Royal Bank of Canada LOC), 0.04%, 12/01/15	10,000	10,000,000
California Health Facilities Financing Authority RB (Catholic Healthcare West Project) Series 1988B VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 11/06/15 (c)	1,000	1,000,000
California Health Facilities Financing Authority RB (Children’s Hospital Project) Series 2009B VRDN (US Bank N.A. LOC), 0.01%, 11/06/15 (c)	1,500	1,500,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 11/06/15 (c)	12,000	12,000,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2010B VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 11/06/15 (c)	700	700,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.16%, 5/27/16 (c)	3,000	3,000,000
California Health Facilities Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.05%, 11/06/15 (a)(c)	1,000	1,000,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 11/02/15 (c)	1,200	1,200,000
California Infrastructure & Economic Development Bank RB Series 2009B VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.01%, 11/02/15 (c)	3,000	3,000,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.05%, 11/06/15 (c)	3,085	3,085,000

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority PCRB (Air Products & Chemicals Project) Series 1997B VRDN, 0.01%, 11/02/15 (c)	$2,100	$2,100,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996F VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 11/02/15 (c)	6,500	6,500,000
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.02%, 11/06/15 (a)(c)	2,700	2,700,000
California Statewide Communities Development Authority RB Series 2008A VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 11/02/15 (c)	5,890	5,890,000
California Statewide Communities Development Authority RB Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 11/06/15 (c)	1,700	1,700,000
California Statewide Communities Development Authority RB Series 2014 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.01%, 11/06/15 (c)	1,800	1,800,000
Contra Costa Water District GO Series 2015 TECP, 0.09%, 12/10/15	3,600	3,600,000
Downey Unified School District GO Series 2015A MB, 3.00%, 8/01/16	400	408,175
East Bay California Municipal Utility District Water System RB Series 2015E TECP:
0.08%, 11/03/15	5,700	5,700,000
0.08%, 12/03/15	4,000	4,000,000
East Bay Municipal Utility District Water System RB Series 2008A-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 11/06/15 (c)	2,300	2,300,000
Eastern Municipal Water District & Wastewater RB Series 2015A VRDN (Bank of Tokyo Mitsubishi UFJ SBPA), 0.01%, 11/06/15 (c)	3,000	3,000,000
Eastern Municipal Water District RB Series 2015-2013A, 0.06%, 7/11/16 (d)	4,900	4,900,000
Fontana Unified School District GO PUTTERS Series 2008-2015-XF0111 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.09%, 11/06/15 (a)(b)(c)	1,000	1,000,000
Fresno Unified School District GO Series 2015E MB, 2.00%, 8/01/16	1,145	1,159,561
Irvine Ranch Water District RB Series 2011A-2 Mandatory Put Bonds, 0.04%, 3/15/16 (d)	1,000	1,000,000
Lancaster School District GO Series 2015-A MB, 2.00%, 6/30/16	3,600	3,641,613
Los Angeles Community College District GO Municipal Trust Receipts Floaters Series 2009-2984 VRDN (Morgan Stanley Bank SBPA), 0.02%, 11/06/15 (a)(b)(c)	7,500	7,500,000
Los Angeles County Capital GO Series 2015CTEG TECP (Wells Fargo Bank N.A. LOC), 0.03%, 12/01/15 (c)	600	600,000
Los Angeles County Housing Authority RB (Lincoln Malibu Meadows II Project) Series 2015C MB, 0.01%, 11/06/15 (c)	5,799	5,799,000
Los Angeles Department of Water & Power RB Series 2001B-8 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 11/06/15 (c)	2,000	2,000,000
Los Angeles MB Series 2016 A-3 MB, 2.00%, 6/30/16	500	505,367
Manteca Unified School District GO Series 2015A MB, 4.00%, 8/01/16	1,865	1,915,906
Metropolitan Water District of Southern California Waterworks RB Series 2005A-1 VRDN, 0.01%, 11/06/15 (c)	1,510	1,510,000
Moorpark Unified School District GO Series 2016 MB, 2.00%, 6/30/16	1,650	1,669,073

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	39

Schedule of Investments (continued)	California Money Fund

Municipal Bonds	Par (000)	Value
California (continued)
Oakland Joint Powers Financing Authority RB Series 2001A VRDN (Citibank N.A. LOC), 0.02%, 11/06/15 (c)	$575	$575,000
Orange County RB Series 2016A MB, 0.01%, 11/06/15 (c)	900	900,000
Palomar California Community College District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0137 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.02%, 11/06/15 (a)(b)(c)	1,300	1,300,000
Pittsburg Redevelopment Agency For Tax Allocation (Los Medanos Community Project) Series 2004 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.01%, 11/02/15 (c)	4,620	4,620,000
Regents of the University of California Medical Center Pooled Revenue RB Series 2007B-1 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 11/02/15 (c)	1,200	1,200,000
Riverside County RB Series 2015D MB, 2.00%, 10/12/16	10,000	10,160,168
Riverside County Transportation Commission RB Series 2009B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 11/06/15 (c)	21,170	21,170,000
Sacramento Municipal Utility District RB Series 2008K VRDN (Bank of America N.A. LOC), 0.01%, 11/06/15 (c)	10,000	10,000,000
Sacramento Transportation Authority RB Series 2015A VRDN (Mizuho Bank Ltd LOC), 0.01%, 11/06/15 (c)	800	800,000
San Benito High School District GO Series 2015 MB, 4.00%, 8/01/16	300	308,159
San Diego County & School District RB Series 2015 TRAN, 2.00%, 6/30/16	5,000	5,058,566
San Diego County Regional Transportation Commission RB Series 2008C VRDN (Mizuho Corporate Bank SBPA), 0.01%, 11/06/15 (c)	6,000	6,000,000
San Diego County Water Authority Series 2015-8 TECP (Bank of Tokyo Mitsubishi UFJ Ltd. SBPA), 0.03%, 12/15/15	1,000	1,000,000

Municipal Bonds	Par (000)	Value
California (continued)
San Francisco City & County Redevelopment Agency Special Tax RB Series 2002 VRDN (Bank of America N.A. LOC), 0.02%, 11/06/15 (c)	$3,490	$3,490,000
San Francisco Public Utilities Commission System RB Series 2015A-3 TECP, 0.04%, 12/09/15	3,000	3,000,000
San Rafael Redevelopment Agency RB Series 2001A VRDN (Citibank N.A. LOC), 0.02%, 11/06/15 (c)	1,600	1,600,000
Santa Clara Valley Transportation Authority RB Series 2008C VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.01%, 11/06/15 (c)	1,000	1,000,000
University of California RB Series 2013AL-1 VRDN, 0.01%, 11/06/15 (c)	7,000	7,000,000
University of California RB Series 2013AL-4 VRDN, 0.01%, 11/06/15 (c)	17,600	17,600,000
Upland Community Redevelopment Agency RB Series 2007 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.02%, 11/06/15 (c)	2,510	2,510,000
Yosemite Unified School District GO Series 2015A MB, 2.00%, 6/30/16	975	986,270
Total Municipal Bonds — 97.6%		237,237,854

Closed-End Investment Companies (a)(c)
California — 2.0%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.07%, 11/06/15	5,000	5,000,000
Total Investments (Cost — $242,237,854*) — 99.6%		242,237,854
Other Assets Less Liabilities — 0.4%		932,455

Net Assets — 100.0%		$243,170,309

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Variable rate security. Rate shown is as of report date.

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments (concluded)	California Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$242,237,854	—	$242,237,854

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $870,327 is categorized as Level 1 within the disclosure hierarchy.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	41

Schedule of Investments October 31, 2015	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 94.0%
Babylon Union Free School District GO Series 2015 TAN, 1.50%, 6/24/16	$1,300	$1,309,017
Center Moriches Union Free School District GO Series 2015 TAN, 1.50%, 6/24/16	700	703,903
City of New York GO Series 2015B VRDN (Royal Bank of Canada LOC), 0.01%, 11/02/15 (a)	700	700,000
Cold Spring Harbor Central School District GO Series 2014 TAN, 1.50%, 6/28/16	985	991,889
Dutchess County IDRB (Marist College Civic Facility A Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.03%, 11/06/15 (a)	1,000	1,000,000
East Moriches Union Free School District GO Series 2015 MB, 1.50%, 6/17/16	1,100	1,106,154
Erie County IDA RB Tender Option Bond Trust Receipts/Certificates Floaters Series 2008- 2015-XF0112 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.05%, 11/06/15 (a)(b)(c)	1,000	1,000,000
ESSEX County GO Series 2014F BAN, 1.00%, 12/18/15	975	975,775
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.02%, 11/06/15 (a)	1,000	1,000,000
Gorham-Middlesex Central School District GO Series 2015 BAN, 1.50%, 6/21/16	1,030	1,035,597
Huntington GO Series 2014A BAN, 1.00%, 12/09/15	240	240,161
La Grange GO Series 2015A BAN, 1.00%, 3/25/16	615	616,454
Lockport Town GO Series 2014 BAN, 1.00%, 12/15/15	1,000	1,000,719
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank Liquidity Agreement), 0.02%, 11/06/15 (a)(b)(c)	1,000	1,000,000
Maine-Endwell Central School District GO Series 2016 BAN, 1.50%, 7/22/16	500	502,970
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Royal Bank of Canada LOC), 0.01%, 11/02/15 (a)	3,700	3,700,000
Nassau Health Care Corp. RB Series 2009 VRDN (TD Bank N.A. LOC), 0.01%, 11/06/15 (a)	2,800	2,800,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 11/02/15 (a)	4,400	4,400,000
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2013A VRDN (Wells Fargo Bank N.A. LOC):
0.02%, 11/06/15 (a)	2,000	2,000,000
0.02%, 11/06/15 (a)	1,100	1,100,000
New York City IDRB (New York Law School Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 11/06/15 (a)	3,400	3,400,000
New York City Industrial Development Agency RB (Jamaica First PKG Project) Series 2004 VRDN (TD Bank N.A. LOC), 0.01%, 11/06/15 (a)	1,000	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Fiscal Resolution Project) Series 2007- 2008BB-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 11/06/15 (a)	600	600,000
New York City Municipal Water RB (Second Generation Resolution Project) Series 2014BB-4 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 11/02/15 (a)	300	300,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.01%, 11/02/15 (a)	$2,000	$2,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.01%, 11/02/15 (a)	9,000	9,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Sub-Series 2014A-4 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 11/02/15 (a)	1,500	1,500,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3F VRDN (Royal Bank of Canada SBPA), 0.01%, 11/02/15 (a)	1,500	1,500,000
New York City Water & Sewer System RB Series 2008-2843 VRDN (Morgan Stanley Bank SBPA), 0.02%, 11/06/15 (a)(b)	1,269	1,269,327
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.01%, 11/06/15 (a)	2,000	2,000,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 11/06/15 (a)	1,675	1,675,000
New York Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A. LOC), 0.02%, 11/06/15 (a)	3,500	3,500,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.02%, 11/06/15 (a)(b)(c)	5,300	5,300,000
New York HFA RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 11/06/15 (a)	4,800	4,800,000
New York HFA RB (175 West 60th Street Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 11/06/15 (a)	1,500	1,500,000
New York HFA RB Series 2014 VRDN (Manufacturers & Traders Trust Co. LOC), 0.01%, 11/06/15 (a)	2,750	2,750,000
New York HFA RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.01%, 11/06/15 (a)	8,300	8,300,000
New York HFA RB Series 2014A VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 11/06/15 (a)	1,400	1,400,000
New York HFA RB Series 2015A VRDN (Bank of New York Mellon LOC), 0.01%, 11/06/15 (a)	1,000	1,000,000
New York HFA RB Series 2015A VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 11/06/15 (a)	1,000	1,000,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America N.A. SBPA), 0.01%, 11/06/15 (a)	5,405	5,405,000
New York Urban Development Corp. RB Series 2004A-3C VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 11/06/15 (a)	1,000	1,000,000
North Tonawanda GO Series 2015 BAN, 1.25%, 5/05/16	1,040	1,043,519
Pittsford Town GO Series 2015 BAN, 2.00%, 9/08/16	400	404,917
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 11/06/15 (a)	1,100	1,100,000
Saratoga County RB (Saratoga Hospital Project) Series 2014 VRDN (HSBC Bank USA N.A. LOC), 0.02%, 11/06/15 (a)	630	630,000
Sayville Union Free School District GO Series 2015 BAN (State Aid Withholding Insurance), 1.50%, 9/29/16	500	503,840

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Schedule of Investments (concluded)	New York Money Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Sewanhaka Central High School District of Elmont GO Series 2015 TAN, 1.50%, 6/24/16	$300	$302,007
Sleepy Hollow Series 2014A BAN, 1.00%, 11/24/15	2,600	2,600,962
South Colonie Central School District GO Series 2015 BAN, 1.50%, 7/15/16	755	759,370
Southold Union Free School District GO Series 2015 TAN, 1.50%, 6/28/16	500	503,267
Taconic Hills Central School District at Craryville GO Series 2015 BAN, 1.50%, 7/01/16	1,285	1,292,631
Triborough Bridge & Tunnel Authority RB Austin Trust Series 2008C-1184 VRDN (Bank of America N.A. SBPA), 0.06%, 11/06/15 (a)(b)(c)	700	700,000
Triborough Bridge & Tunnel Authority RB Sub-Series 2005 B-2 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 11/02/15 (a)	3,670	3,670,000
Union Endicott NY Central School District GO Series 2016 BAN, 1.50%, 7/22/16	1,000	1,006,447
Village of Ossining GO Series 2014 BAN, 1.00%, 11/18/15	750	750,259
Village of Ossining GO Series 2015 MB, 1.50%, 9/30/16	150	151,224
Wappinger GO Series 2015A MB, 1.00%, 3/25/16	1,030	1,032,069
Wappingers Central School District GO Series 2015B BAN, 1.50%, 7/08/16	935	940,452

Municipal Bonds	Par (000)	Value
New York (continued)
West Hempstead Union Free School District GO Series 2015 TAN, 1.50%, 6/24/16	$300	$301,966
West Islip Union Free School District GO Series 2015 TAN, 1.50%, 6/24/16	500	503,145
Windsor Central School District GO Series 2015 BAN, 1.50%, 8/19/16	1,000	1,007,132
Yonkers IDRB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 11/06/15 (a)	950	950,000
Total Municipal Bonds — 94.0%		107,535,173

Closed-End Investment Companies (a)(b)
New York — 5.9%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.07%, 11/06/15	6,700	6,700,000
Total Investments (Cost — $114,235,173*) — 99.9%		114,235,173
Other Assets Less Liabilities — 0.1%		98,395

Net Assets — 100.0%		$114,333,568

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$114,235,173	—	$114,235,173

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $6,909 is categorized as Level 1 within the disclosure hierarchy.

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	43

Statements of Assets and Liabilities

October 31, 2015	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Assets
Investments at value — unaffiliated[1]	$333,655,899	$6,170,825,518	$830,098,146	$59,177,516,826	$11,236,938,555
Repurchase agreements at value — affiliated[2]	—	27,800,000	—	—	—
Repurchase agreements at value — unaffiliated[3]	—	6,691,059,000	396,047,000	8,236,604,000	10,641,699,000
Cash	469	17,260,935	624,239	680,000	65,078,343
Receivables:
Interest	11,307	535,453	13,967	8,585,815	15,513,845
From the Manager	12,739	—	—	—	—
Prepaid expenses	33,179	70,312	41,496	125,148	76,594

Total assets	333,713,593	12,907,551,218	1,226,824,848	67,423,511,789	21,959,306,337

Liabilities
Payables:
Investments purchased	—	—	—	99,897,778	377,823,958
Custodian fees	4,188	104,668	25,434	464,991	169,020
Income dividends	1,776	15,397	6,209	3,858,927	23,693
Capital gain distributions	—	44,613	16,212	—	67,826
Management fees	—	1,749,311	152,572	9,119,919	1,953,026
Officer’s and Trustees’ fees	2,499	26,694	4,573	104,078	34,560
Other accrued expenses	9,434	18,880	23,241	36,147	16,504
Printing fees	10,911	15,512	12,486	30,549	18,030
Professional fees	23,482	75,703	36,264	231,818	104,247
Registration fees	2,312	32,710	70,883	190,294	42,474
Service and distribution fees	—	—	2,085	645,579	—
Transfer agent fees	5,010	117,181	22,341	504,109	159,291

Total liabilities	59,612	2,200,669	372,300	115,084,189	380,412,629

Net Assets	$333,653,981	$12,905,350,549	$1,226,452,548	$67,308,427,600	$21,578,893,708

Net Assets Consist of
Paid-in capital	$333,645,473	$12,904,799,814	$1,226,327,754	$67,305,832,834	$21,578,211,292
Undistributed net investment income	1,179	22,099	39,403	18,582	15,813
Undistributed net realized gain	7,329	528,636	85,391	2,576,184	666,603

Net Assets	$333,653,981	$12,905,350,549	$1,226,452,548	$67,308,427,600	$21,578,893,708

[1] Investments at cost — unaffiliated	$333,655,899	$6,170,825,518	$830,098,146	$59,177,516,826	$11,236,938,555
[2] Repurchase agreements at cost — affiliated	—	$27,800,000	—	—	—
[3] Repurchase agreements at cost — unaffiliated	—	$6,691,059,000	$396,047,000	$8,236,604,000	$10,641,699,000

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Statements of Assets and Liabilities (continued)

October 31, 2015	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Net Asset Value
Institutional
Net assets	$331,548,731	$11,361,624,234	$1,142,790,235	$62,215,213,577	$19,598,433,416

Shares outstanding[4]	331,540,895	11,361,139,608	1,142,673,954	62,212,815,094	19,597,813,632

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$2,105,249	$917,630,663	$83,662,313	$1,511,529,433	$988,153,216

Shares outstanding[4]	2,105,200	917,591,261	83,653,800	1,511,471,182	988,121,966

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management
Net assets	—	$64,482,634	—	$403,370,700	$771,440,951

Shares outstanding[4]	—	64,479,884	—	403,355,155	771,416,554

Net asset value	—	$1.00	—	$1.00	$1.00

Cash Reserve
Net assets	—	$5,441,842	—	$16,693,009	—	[5]

Shares outstanding[4]	—	5,441,610	—	16,692,366	—	[6]

Net asset value	—	$1.00	—	$1.00	$1.00

Administration
Net assets	$1	$346,593,218	—	$2,843,389,575	$4,741

Shares outstanding[4]	1	346,578,434	—	2,843,279,995	4,741

Net asset value	$1.00	$1.00	—	$1.00	$1.00

Select
Net assets	—	$205,657,866	—	$295,370,987	$220,861,384

Shares outstanding[4]	—	205,649,094	—	295,359,604	220,854,398

Net asset value	—	$1.00	—	$1.00	$1.00

Private Client
Net assets	—	$3,776,838	—	$9,855,441	—

Shares outstanding[4]	—	3,776,677	—	9,855,061	—

Net asset value	—	$1.00	—	$1.00	—

Premier
Net assets	—	$143,254	—	$13,004,878	—	[5]

Shares outstanding[4]	—	143,247	—	13,004,377	—	[6]

Net asset value	—	$1.00	—	$1.00	$1.00

[4]	Unlimited number of shares authorized, no par value.

[5]	Net assets end of period are less than $ 1.

[6]	Shares end of period are less than 1.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	45

Statements of Assets and Liabilities (continued)

October 31, 2015	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Assets
Investments at value — unaffiliated[1]	$15,878,859,079	$148,010,292	$1,786,498,403	$242,237,854	$114,235,173
Cash	31,202,193	807,382	589,390	870,327	6,909
Receivables:
Interest	8,736,493	131,301	1,704,030	82,917	114,462
From Manager	—	23,785	—	32,937	10,602
Prepaid expenses	49,537	29,079	66,388	5,874	16,725

Total assets	15,918,847,302	149,001,839	1,788,858,211	243,229,909	114,383,871

Liabilities
Payables:
Investments purchased	1,381,362,242	1,564,915	25,776,979	—	—
Custodian fees	99,502	2,038	14,029	2,647	1,486
Income dividends	415	2,256	19,649	1,979	880
Capital gain distributions	113,700	—	—	—	—
Management fees	509,648	—	5,435	—	—
Officer’s and Trustees’ fees	23,693	2,217	4,969	1,902	2,319
Other accrued expenses	14,673	18,956	21,953	8,557	7,613
Printing fees	13,682	11,295	11,526	11,685	11,770
Professional fees	70,925	23,170	31,371	23,408	23,085
Registration fees	57,728	170	3,864	4,617	14
Transfer agent fees	78,280	3,470	24,402	4,805	3,136

Total liabilities	1,382,344,488	1,628,487	25,914,177	59,600	50,303

Net Assets	$14,536,502,814	$147,373,352	$1,762,944,034	$243,170,309	$114,333,568

Net Assets Consist of
Paid-in capital	$14,535,907,506	$147,359,889	$1,762,808,253	$243,170,385	$114,328,508
Undistributed net investment income	20,325	10,033	2,300	—	—
Undistributed net realized gain (loss)	574,983	3,430	133,481	(76)	5,060

Net Assets	$14,536,502,814	$147,373,352	$1,762,944,034	$243,170,309	$114,333,568

[1] Investments at cost — unaffiliated	$15,878,859,079	$148,010,292	$1,786,498,403	$242,237,854	$114,235,173

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Statements of Assets and Liabilities (concluded)

October 31, 2015	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Net Asset Value
Institutional
Net assets	$13,517,000,404	$145,328,831	$1,369,069,118	$227,884,353	$92,999,153

Shares outstanding[2]	13,516,446,847	145,267,893	1,368,823,442	227,883,388	92,950,528

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$428,957,710	$2,044,521	$41,554,040	$2,181,594	—

Shares outstanding[2]	428,940,143	2,043,663	41,546,584	2,181,585	—

Net asset value	$1.00	$1.00	$1.00	$1.00	—

Cash Management
Net assets	$8,528,168	—	$2,261,148	—	$9,335,210

Shares outstanding[2]	8,527,819	—	2,260,742	—	9,330,329

Net asset value	$1.00	—	$1.00		$1.00

Administration
Net assets	$573,958,613	—	$325,641,150	$1,695,503	$7,395,589

Shares outstanding[2]	573,935,108	—	325,582,715	1,695,496	7,391,722

Net asset value	$1.00	—	$1.00	$1.00	$1.00

Select
Net assets	$8,057,919	—	$22,768,664	$7,313,118	$3,911,460

Shares outstanding[2]	8,057,589	—	22,764,578	7,313,087	3,909,415

Net asset value	$1.00	—	$1.00	$1.00	$1.00

Private Client
Net assets	—	—	$1,648,870	$4,095,731	$692,156

Shares outstanding[2]	—	—	1,648,574	4,095,714	691,794

Net asset value	—	—	$1.00	$1.00	$1.00

Premier
Net assets	—	—	$1,044	$10	—	[3]

Shares outstanding[2]	—	—	1,044	10	—	[4]

Net asset value	—	—	$1.00	$1.00	$1.00

[2]	Unlimited number of shares authorized, no par value.

[3]	Net assets end of period are less than $1.

[4]	Shares end of period are less than 1.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	47

Statements of Operations

Year Ended October 31, 2015	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Investment Income
Interest — unaffiliated	$285,084	$18,798,038	$4,725,358	$149,387,769	$18,547,544
Interest — affiliated	—	86,481	—	44,522	—

Total investment income	285,084	18,884,519	4,725,358	149,432,291	18,547,544

Expenses
Management	834,871	27,112,940	6,386,911	108,979,398	40,889,355
Registration	62,502	175,794	101,150	326,948	133,991
Professional	52,337	180,268	73,192	575,922	236,373
Printing	18,887	42,585	21,267	106,965	50,897
Transfer agent	18,708	440,733	67,635	1,966,700	608,666
Custodian	12,113	338,182	89,361	1,366,797	515,416
Officer and Trustees	10,816	174,148	25,325	794,860	297,009
Service and distribution — class specific	9,905	4,554,801	396,743	12,836,187	7,257,866
Miscellaneous	40,618	180,393	59,151	542,321	241,788

Total expenses	1,060,757	33,199,844	7,220,735	127,496,098	50,231,361
Less:
Expenses reimbursed by the Manager	(13,834)	—	—	—	—
Fees waived by the Manager	(783,998)	(11,879,414)	(3,334,069)	(13,970,931)	(26,408,276)
Service and distribution fees waived — class specific	(9,905)	(4,554,801)	(310,915)	(9,368,615)	(7,257,866)

Total expenses after fees waived and/or reimbursed	253,020	16,765,629	3,575,751	104,156,552	16,565,219

Net investment income	32,064	2,118,890	1,149,607	45,275,739	1,982,325

Realized Gain
Net realized gain from investments	8,206	717,941	120,501	2,244,494	1,252,533

Net Increase in Net Assets Resulting from Operations	$40,270	$2,836,831	$1,270,108	$47,520,233	$3,234,858

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Statements of Operations (concluded)

Year Ended October 31, 2015	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Investment Income
Interest	$5,664,849	$206,377	$1,281,503	$98,661	$133,292

Expenses
Management	23,658,428	518,286	5,450,475	666,557	491,560
Service and distribution — class specific	1,242,990	5,526	648,853	115,401	146,185
Transfer agent	388,442	13,601	94,820	19,437	12,628
Custodian	262,908	7,577	43,424	7,574	5,924
Officer and Trustees	177,098	8,422	26,238	8,403	8,506
Professional	149,384	51,428	75,670	62,271	57,180
Registration	128,667	81,805	121,326	33,735	37,112
Printing	34,732	19,214	23,865	22,213	22,843
Miscellaneous	163,655	23,397	75,971	14,290	7,513

Total expenses	26,206,304	729,256	6,560,642	949,881	789,451
Less:
Expenses reimbursed by the Manager	(100)	(35,255)	(9,010)	(87,059)	(35,610)
Fees waived by the Manager	(19,302,308)	(501,914)	(4,949,517)	(666,535)	(487,464)
Service and distribution fees waived — class specific	(1,242,990)	(5,526)	(648,853)	(115,401)	(146,185)

Total expenses after fees waived and/or reimbursed	5,660,906	186,561	953,262	80,886	120,192

Net investment income	3,943	19,816	328,241	17,775	13,100

Realized Gain (Loss)
Net realized gain (loss) from investments	735,266	3,537	136,115	(76)	5,109

Net Increase in Net Assets Resulting from Operations	$739,209	$23,353	$464,356	$17,699	$18,209

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	49

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014

Operations
Net investment income	$32,064	$20,432	$2,118,890	$1,123,221
Net realized gain	8,206	6,370	717,941	217,724

Net increase in net assets resulting from operations	40,270	26,802	2,836,831	1,340,945

Distributions to Shareholders[1]
From net investment income:
Institutional	(31,647)	(19,361)	(1,917,343)	(1,049,096)
Dollar	(382)	(880)	(119,662)	(55,212)
Cash Management	—	—	(1,902)	(274)
Cash Reserve	—	—	(735)	(362)
Administration	(35)	(191)	(51,175)	(9,225)
Select	—	—	(26,991)	(8,349)
Private Client	—	—	(777)	(565)
Premier	—	—	(305)	(138)
From net realized gain:
Institutional	(6,303)	(10,434)	(360,193)	(315,800)
Dollar	(87)	(622)	(28,757)	(16,062)
Cash Management	—	—	(825)	(75)
Cash Reserve	—	—	(162)	(134)
Administration	(57)	(92)	(8,208)	(434)
Select	—	—	(4,942)	(2,744)
Private Client	—	—	(150)	(188)
Premier	—	—	(36)	(16)

Decrease in net assets resulting from distributions to shareholders	(38,511)	(31,580)	(2,522,163)	(1,458,674)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	91,672,741	(10,713,909)	1,124,112,696	(1,218,097,143)

Net Assets
Total increase (decrease) in net assets	91,674,500	(10,718,687)	1,124,427,364	(1,218,214,872)
Beginning of year	241,979,481	252,698,168	11,780,923,185	12,999,138,057

End of year	$333,653,981	$241,979,481	$12,905,350,549	$11,780,923,185

Undistributed net investment income, end of year	$1,179	$583	$22,099	$98

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Statements of Changes in Net Assets (continued)

	TempCash		TempFund		T-Fund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014	2015	2014

Operations
Net investment income	$1,149,607	$1,121,065	$45,275,739	$14,110,098	$1,982,325	$1,474,659
Net realized gain	120,501	298,517	2,244,494	4,150,893	1,252,533	908,821

Net increase in net assets resulting from operations	1,270,108	1,419,582	47,520,233	18,260,991	3,234,858	2,383,480

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,133,307)	(1,081,592)	(44,221,255)	(12,998,350)	(1,830,518)	(1,320,968)
Dollar	(16,300)	(39,473)	(350,966)	(472,986)	(78,174)	(66,274)
Cash Management	—	—	(53,567)	(44,995)	(52,397)	(69,149)
Cash Reserve	—	—	(3,124)	(3,387)	(121)	—
Administration	—	—	(584,265)	(547,455)	(325)	—
Select	—	—	(59,192)	(40,217)	(20,790)	(17,778)
Private Client	—	—	(2,102)	(1,332)	—	—
Premier	—	—	(1,268)	(1,376)	—	(490)
From net realized gain:
Institutional	(292,650)	(332,596)	(3,786,269)	(2,871,868)	(1,354,702)	(1,040,550)
Dollar	(36,405)	(56,566)	(184,664)	(141,032)	(60,216)	(54,248)
Cash Management	—	—	(19,935)	(13,409)	(46,779)	(69,212)
Cash Reserve	—	—	(1,468)	(900)	—	—
Administration	—	—	(198,214)	(167,655)	—	—
Select	—	—	(29,935)	(30,548)	(15,360)	(14,130)
Private Client	—	—	(1,012)	(987)	—	—
Premier	—	—	(560)	(1,021)	—	(2,891)

Decrease in net assets resulting from distributions to shareholders	(1,478,662)	(1,510,227)	(49,497,796)	(17,337,518)	(3,459,382)	(2,655,690)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(475,967,922)	(1,409,687,643)	15,018,099,962	3,936,523,739	1,496,328,765	2,510,946,147

Net Assets
Total increase (decrease) in net assets	(476,176,476)	(1,409,778,288)	15,016,122,399	3,937,447,212	1,496,104,241	2,510,673,937
Beginning of year	1,702,629,024	3,112,407,312	52,292,305,201	48,354,857,989	20,082,789,467	17,572,115,530

End of year	$1,226,452,548	$1,702,629,024	$67,308,427,600	$52,292,305,201	$21,578,893,708	$20,082,789,467

Undistributed net investment income, end of year	$39,403	$39,403	$18,582	$18,582	$15,813	$16,667

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	51

Statements of Changes in Net Assets (continued)

	Treasury Trust Fund		MuniCash		MuniFund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014	2015	2014

Operations
Net investment income	$3,943	$2,968	$19,816	$20,544	$328,241	$321,881
Net realized gain	735,266	307,434	3,537	3,289	136,115	117,481

Net increase in net assets resulting from operations	739,209	310,402	23,353	23,833	464,356	439,362

Distributions to Shareholders[1]
From net investment income:
Institutional	(3,752)	(2,841)	(19,539)	(18,283)	(246,633)	(242,201)
Dollar	(134)	(81)	(277)	(2,261)	(8,641)	(8,926)
Cash Management	(3)	(5)	—	—	(1,413)	(2,238)
Administration	(54)	(41)	—	—	(67,690)	(64,407)
Select	—	—	—	—	(3,454)	(3,577)
Private Client	—	—	—	—	(339)	(362)
Premier	—	—	—	—	(71)	(170)
From net realized gain:
Institutional	(416,638)	(461,114)	(3,218)	(396)	(91,383)	(178,452)
Dollar	(15,059)	(7,778)	(56)	(70)	(2,750)	(7,210)
Cash Management	(484)	(692)	—	—	(503)	(2,537)
Administration	(5,907)	(6,111)	—	—	(22,613)	(52,452)
Select	(70)	—	—	—	(932)	(2,767)
Private Client	—	—	—	—	(123)	(298)
Premier	—	—	—	—	(55)	(118)

Decrease in net assets resulting from distributions to shareholders	(442,101)	(478,663)	(23,090)	(21,010)	(446,600)	(565,715)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	3,379,340,490	3,823,129,561	(1,032,253)	(81,909,624)	149,158,773	69,326,779

Net Assets
Total increase (decrease) in net assets	3,379,637,598	3,822,961,300	(1,031,990)	(81,906,801)	149,176,529	69,200,426
Beginning of year	11,156,865,216	7,333,903,916	148,405,342	230,312,143	1,613,767,505	1,544,567,079

End of year	$14,536,502,814	$11,156,865,216	$147,373,352	$148,405,342	$1,762,944,034	$1,613,767,505

Undistributed net investment income, end of year	$20,325	$1,250	$10,033	$10,033	$2,300	$2,300

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Statements of Changes in Net Assets (concluded)

	California Money Fund		New York Money Fund
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014

Operations
Net investment income	$17,775	$15,850	$13,100	$14,194
Net realized gain (loss)	(76)	—	5,109	918

Net increase in net assets resulting from operations	17,699	15,850	18,209	15,112

Distributions to Shareholders[1]
From net investment income:
Institutional	(16,110)	(14,050)	(10,106)	(10,555)
Dollar	(244)	(362)	—	—
Cash Management	—	—	(1,887)	(2,004)
Administration	(153)	(197)	(559)	(601)
Select	(849)	(807)	(416)	(931)
Private Client	(418)	(433)	(115)	(69)
Premier	(1)	(1)	(17)	(34)
From net realized gain:
Institutional	—	(12,559)	(714)	(615)
Dollar	—	(310)	—	—
Cash Management	—	—	(131)	(108)
Administration	—	(211)	(33)	(42)
Select	—	(605)	(44)	(60)
Private Client	—	(392)	(12)	(3)
Premier	—	(2)	(3)	(2)

Decrease in net assets resulting from distributions to shareholders	(17,775)	(29,929)	(14,037)	(15,024)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	103,570,397	(14,923,921)	(39,828,313)	21,327,492

Net Assets
Total increase (decrease) in net assets	103,570,321	(14,938,000)	(39,824,141)	21,327,580
Beginning of year	139,599,988	154,537,988	154,157,709	132,830,129

End of year	$243,170,309	$139,599,988	$114,333,568	$154,157,709

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	53

Financial Highlights	Federal Trust Fund

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.33%	0.33%	0.32%	0.33%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.07%	0.11%	0.11%	0.15%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$331,549	$236,113	$235,349	$188,110	$207,357

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.58%	0.58%	0.57%	0.58%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.07%	0.11%	0.11%	0.14%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,105	$3,683	$15,061	$10,917	$16,579

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Financial Highlights (concluded)	Federal Trust Fund

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.43%	0.43%	0.42%	0.43%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.07%	0.10%	0.11%	0.13%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$— [5]	$2,183	$2,289	$1,629	$858

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets end of period are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	55

Financial Highlights	FedFund

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0002
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0002	0.0001	0.0001	0.0001	0.0003

Distributions:[2]
From net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0002)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0003)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.03%

Ratios to Average Net Assets
Total expenses	0.21%	0.21%	0.21%	0.21%	0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%	0.09%	0.14%	0.17%	0.17%

Net investment income	0.02%	0.01%	0.01%	0.01%	0.02%

Supplemental Data
Net assets, end of year (000)	$11,361,624	$10,689,737	$12,265,686	$11,698,677	$12,617,763

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0002	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.46%	0.46%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.13%	0.17%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$917,631	$748,382	$593,574	$325,447	$494,151

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Financial Highlights (continued)	FedFund

	Cash Management
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.71%	0.71%	0.71%	0.71%	0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.13%	0.16%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$64,483	$3,547	$2,947	$2,350	$11,720

	Cash Reserve
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year.	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.61%	0.61%	0.61%	0.61%	0.62%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.12%	0.17%	0.20%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$5,442	$4,561	$4,863	$208	$1,693

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	57

Financial Highlights (continued)	FedFund

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.31%	0.31%	0.31%	0.31%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.14%	0.17%	0.20%

Net investment income	0.02%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$346,593	$233,421	$12,271	$18,664	$17,543

	Select
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%	1.06%	1.06%	1.06%	1.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.14%	0.17%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$205,658	$92,940	$111,589	$100,792	$107,781

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Financial Highlights (concluded)	FedFund

	Private Client
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%	1.06%	1.06%	1.06%	1.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.14%	0.17%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$3,777	$6,385	$7,729	$16,948	$24,454

	Premier
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.81%	0.81%	0.81%	0.81%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.14%	0.17%	0.20%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$143	$1,951	$479	$1,042	$953

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	59

Financial Highlights	TempCash

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0004	0.0010	0.0015	0.0013
Net realized gain	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0008	0.0006	0.0010	0.0016	0.0014

Distributions:[2]
From net investment income	(0.0006)	(0.0004)	(0.0010)	(0.0015)	(0.0013)
From net realized gain	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0008)	(0.0006)	(0.0010)	(0.0016)	(0.0014)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.08%	0.06%	0.10%	0.16%	0.14%

Ratios to Average Net Assets
Total expenses	0.35%	0.33%	0.31%	0.28%	0.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.06%	0.05%	0.10%	0.15%	0.14%

Supplemental Data
Net assets, end of year (000)	$1,142,790	$1,489,543	$2,647,717	$3,622,878	$4,139,893

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0003	0.0002	0.0002	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Financial Highlights	TempFund

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0003	0.0008	0.0013	0.0012
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0009	0.0004	0.0008	0.0014	0.0012

Distributions:[2]
From net investment income	(0.0008)	(0.0003)	(0.0008)	(0.0013)	(0.0012)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0009)	(0.0004)	(0.0008)	(0.0014)	(0.0012)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.09%	0.04%	0.08%	0.14%	0.12%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%	0.17%	0.18%	0.18%	0.18%

Net investment income	0.08%	0.03%	0.08%	0.14%	0.12%

Supplemental Data
Net assets, end of year (000)	$62,215,214	$46,327,088	$42,517,741	$43,032,035	$41,826,560

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0003	0.0003	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0003)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.03%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.44%	0.44%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%	0.18%	0.25%	0.31%	0.30%

Net investment income	0.02%	0.02%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$1,511,529	$2,673,968	$2,300,509	$1,941,890	$1,787,059

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	61

Financial Highlights (continued)	TempFund

	Cash Management
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0003	0.0003	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0003)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.03%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.69%	0.69%	0.69%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.18%	0.25%	0.31%	0.28%

Net investment income	0.02%	0.02%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$403,371	$278,181	$231,804	$300,910	$270,280

	Cash Reserve
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0003	0.0003	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0003)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.03%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.18%	0.24%	0.30%	0.31%

Net investment income	0.02%	0.02%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$16,693	$19,977	$15,031	$13,130	$16,695

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Financial Highlights (continued)	TempFund

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0002	0.0004	0.0003
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0003	0.0003	0.0002	0.0005	0.0003

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0002)	(0.0004)	(0.0003)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0003)	(0.0002)	(0.0005)	(0.0003)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.03%	0.02%	0.06%	0.04%

Ratios to Average Net Assets
Total expenses	0.29%	0.29%	0.29%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.18%	0.24%	0.27%	0.27%

Net investment income	0.02%	0.02%	0.01%	0.05%	0.03%

Supplemental Data
Net assets, end of year (000)	$2,843,390	$2,542,670	$2,740,631	$2,548,103	$1,953,551

	Select
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0003	0.0001	0.0000	0.0001	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0000)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.01%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%	0.19%	0.26%	0.32%	0.30%

Net investment income	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$295,371	$424,555	$514,918	$536,971	$586,363

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	63

Financial Highlights (concluded)	TempFund

	Private Client
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0003	0.0001	0.0000	0.0001	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0000)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.01%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.19%	0.26%	0.32%	0.30%

Net investment income	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$9,855	$14,738	$16,524	$19,248	$12,658

	Premier
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0003	0.0001	0.0000	0.0001	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0000)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.01%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.79%	0.79%	0.79%	0.79%	0.79%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.24%	0.19%	0.26%	0.31%	0.31%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$13,005	$11,127	$17,700	$18,072	$20,011

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Financial Highlights	T-Fund

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.20%	0.21%	0.21%	0.20%	0.22%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.06%	0.11%	0.12%	0.11%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$19,598,433	$18,501,009	$15,448,264	$17,649,086	$12,586,527

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.45%	0.46%	0.46%	0.45%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.06%	0.09%	0.12%	0.12%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$988,153	$755,491	$855,847	$479,912	$497,029

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	65

Financial Highlights (continued)	T-Fund

	Cash Management
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.70%	0.71%	0.71%	0.70%	0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.06%	0.11%	0.12%	0.13%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$771,441	$629,757	$1,002,044	$1,454,450	$1,030,126

Cash Reserve
Period September 24, 2015[5] to October 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$1.00

Net investment income	0.0000 [1]
Net realized gain	—

Net increase (decrease) from investment operations	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]

Net asset value, end of period	$1.00

Total Return[4]
Based on net asset value	0.00%[6]

Ratios to Average Net Assets
Total expenses	0.56%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%[7]

Net investment income	0.01%[7]

Supplemental Data
Net assets, end of period (000)	$— [8]

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Commencement of operations.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Net assets end of period are less than $1,000.

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Financial Highlights (continued)	T-Fund

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.30%	0.00%	0.30%	0.30%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.00%	0.15%	0.12%	0.13%

Net investment income	0.01%	0.00%	0.00%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$5	$— [5]	$— [5]	$16,431	$32,718

	Select
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.05%	1.06%	1.06%	1.05%	1.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.06%	0.11%	0.12%	0.13%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$220,861	$196,531	$214,156	$103,189	$132,339

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets end of period are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	67

Financial Highlights (concluded)	T-Fund

	Premier
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.83%	0.80%	0.81%	0.80%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.06%	0.09%	0.13%	0.07%

Net investment income	0.01%	0.00%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$— [5]	$1	$51,805	$13	$17

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets are under $1,000.

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Financial Highlights	Treasury Trust Fund

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions:	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.21%	0.21%	0.22%	0.23%	0.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.05%	0.07%	0.07%	0.09%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$13,517,000	$10,367,067	$7,021,176	$4,901,611	$4,836,239

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.49%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.04%	0.08%	0.08%	0.10%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$428,958	$439,496	$191,695	$198,062	$160,529

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	69

Financial Highlights (continued)	Treasury Trust Fund

	Cash Management
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.71%	0.71%	0.72%	0.73%	0.74%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.05%	0.08%	0.07%	0.10%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$8,528	$14,777	$12,942	$15,122	$7,792

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000 [1]	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.31%	0.31%	0.32%	0.33%	0.34%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.05%	0.08%	0.07%	0.08%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$573,959	$335,524	$108,091	$128,154	$152,459

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Financial Highlights (concluded)	Treasury Trust Fund

Select
Period September 28, 2015[1] to October 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$1.00

Net investment income	0.0000 [2]
Net realized gain	0.0000 [2]

Net increase (decrease) from investment operations	0.0000

Distributions:[3]
From net investment income	(0.0000)[4]
From net realized gain	(0.0000)[4]

Total distributions	(0.0000)

Net asset value, end of period	$1.00

Total Return[5]
Based on net asset value	0.00%[6]

Ratios to Average Net Assets
Total expenses	1.09%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%[7]

Net investment income	0.00%[7]

Supplemental Data
Net assets, end of period (000)	$8,058

[1]	Commencement of operations.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	71

Financial Highlights	MuniCash

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0004	0.0009	0.0012
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0004	0.0009	0.0012

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0004)	(0.0009)	(0.0012)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0004)	(0.0009)	(0.0012)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.04%	0.09%	0.12%

Ratios to Average Net Assets
Total expenses	0.49%	0.45%	0.42%	0.40%	0.38%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.16%	0.19%	0.20%	0.20%

Net investment income	0.01%	0.01%	0.04%	0.09%	0.13%

Supplemental Data
Net assets, end of year (000)	$145,329	$144,892	$189,271	$233,569	$324,027

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Financial Highlights	MuniFund

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0002	0.0004	0.0009
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0003	0.0004	0.0003	0.0004	0.0009

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0002)	(0.0004)	(0.0009)
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0003)	(0.0004)	(0.0009)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.04%	0.09%

Ratios to Average Net Assets
Total expenses	0.36%	0.36%	0.35%	0.34%	0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.15%	0.19%	0.19%

Net investment income	0.02%	0.02%	0.02%	0.04%	0.09%

Supplemental Data
Net assets, end of year (000)	$1,369,069	$1,219,566	$1,159,440	$1,212,494	$1,479,126

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0003	0.0004	0.0002	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.61%	0.61%	0.60%	0.59%	0.56%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.15%	0.23%	0.28%

Net investment income	0.02%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$41,554	$49,420	$58,832	$64,251	$134,835

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	73

Financial Highlights (continued)	MuniFund

	Cash Management
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0003	0.0004	0.0002	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.86%	0.86%	0.86%	0.84%	0.81%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.11%	0.23%	0.30%

Net investment income	0.02%	0.02%	0.02%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,261	$8,693	$18,390	$1,287	$1,384

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0002
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0003	0.0004	0.0002	0.0000	0.0002

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0002)
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.02%

Total Return
Total expenses	0.46%	0.46%	0.45%	0.44%	0.41%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.16%	0.22%	0.27%

Net investment income	0.02%	0.02%	0.01%	0.00%	0.02%

Supplemental Data
Net assets, end of year (000)	$325,641	$315,869	$288,779	$306,763	$442,810

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Financial Highlights (continued)	MuniFund

	Select
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0003	0.0004	0.0002	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.21%	1.21%	1.20%	1.19%	1.16%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.15%	0.23%	0.28%

Net investment income	0.02%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$22,769	$17,580	$16,299	$15,107	$18,857

	Private Client
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0003	0.0004	0.0002	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.21%	1.21%	1.20%	1.19%	1.16%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.15%	0.23%	0.29%

Net investment income	0.02%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$1,649	$1,817	$1,787	$1,998	$2,130

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	75

Financial Highlights (concluded)	MuniFund

	Premier
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0003	0.0004	0.0002	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.95%	0.96%	0.95%	0.94%	0.91%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.15%	0.22%	0.28%

Net investment income	0.02%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$1	$822	$1,040	$687	$15,026

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Financial Highlights	California Money Fund

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0002	0.0009
Net realized gain (loss)	(0.0000)[1]	0.0001	—	—	0.0013

Net increase from investment operations	0.0001	0.0002	0.0001	0.0002	0.0022

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0009)
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0002)	(0.0022)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.02%	0.22%

Ratios to Average Net Assets
Total expenses	0.47%	0.46%	0.45%	0.43%	0.42%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.13%	0.18%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.02%	0.09%

Supplemental Data
Net assets, end of year (000)	$227,884	$122,721	$136,074	$162,188	$284,521

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [2]
Net realized gain (loss)	(0.0000)[1]	0.0001	—	—	0.0013

Net increase from investment operations	0.0001	0.0002	0.0001	0.0001	0.0013

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[1]
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	0.72%	0.71%	0.69%	0.68%	0.67%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.14%	0.19%	0.29%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,182	$1,101	$4,800	$15,876	$7,631

[1]	Amount is greater than $(0.00005) per share.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	77

Financial Highlights (continued)	California Money Fund

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0003
Net realized gain (loss)	(0.0000)[1]	0.0001	—	—	0.0013

Net increase from investment operations	0.0001	0.0002	0.0001	0.0001	0.0016

Distributions:[3]
From net investment income.	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0003)
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0016)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.01%	0.16%

Ratios to Average Net Assets
Total expenses	0.57%	0.56%	0.55%	0.53%	0.52%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.13%	0.19%	0.26%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.04%

Supplemental Data
Net assets, end of year (000)	$1,696	$1,253	$2,313	$1,191	$1,322

	Select
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [2]
Net realized gain (loss)	(0.0000)[1]	0.0001	—	—	0.0013

Net increase from investment operations	0.0001	0.0002	0.0001	0.0001	0.0013

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[1]
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	1.32%	1.32%	1.29%	1.28%	1.27%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.13%	0.19%	0.28%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$7,313	$10,228	$6,385	$7,600	$16,535

[1]	Amount is greater than $(0.00005) per share.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

78	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Financial Highlights (concluded)	California Money Fund

	Private Client
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain (loss)	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	0.0001	0.0002	0.0001	0.0001	0.0013

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	1.32%	1.32%	1.30%	1.28%	1.27%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.13%	0.19%	0.28%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$4,096	$4,280	$4,949	$4,601	$5,009

	Premier
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain (loss)	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	0.0001	0.0002	0.0001	0.0001	0.0013

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	1.06%	1.05%	1.05%	1.03%	1.02%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.14%	0.19%	0.28%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	— [5]	$17	$17	$1,786	$1,786

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets end of period are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	79

Financial Highlights	New York Money Fund

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0002	0.0006
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0002	0.0038

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0006)
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0038)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.02%	0.03%	0.37%

Ratios to Average Net Assets
Total expenses	0.49%	0.48%	0.46%	0.45%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.14%	0.18%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.02%	0.06%

Supplemental Data
Net assets, end of year (000)	$92,999	$118,278	$94,547	$106,194	$125,869

	Cash Management
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	0.99%	0.98%	0.96%	0.95%	0.93%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.14%	0.21%	0.25%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$9,335	$20,752	$21,079	$5,324	$5,171

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

80	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Financial Highlights (continued)	New York Money Fund

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	0.60%	0.58%	0.56%	0.55%	0.53%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.14%	0.19%	0.24%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$7,396	$5,417	$7,233	$3,315	$11,153

	Select
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	1.34%	1.33%	1.31%	1.30%	1.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.15%	0.20%	0.25%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$3,911	$7,493	$9,473	$11,812	$10,281

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	81

Financial Highlights (concluded)	New York Money Fund

	Private Client
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	1.34%	1.34%	1.31%	1.30%	1.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.08%	0.16%	0.20%	0.26%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$692	$1,827	$266	$506	$2,499

	Premier
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	1.07%	1.08%	1.06%	1.05%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.16%	0.20%	0.24%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$— [5]	$391	$232	$438	$264

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets end of period are less than $1,000.

See Notes to Financial Statements.

82	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Notes to Financial Statements

1. Organization:

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following are referred to collectively as the “Funds” or individually, a “Fund”:

Fund Name	Diversification Classification
Federal Trust Fund	Diversified
FedFund	Diversified
TempCash	Diversified
TempFund	Diversified
T-Fund	Diversified
Treasury Trust Fund	Diversified
MuniCash	Diversified
MuniFund	Diversified
California Money Fund	Non-Diversified[1]
New York Money Fund	Non-Diversified[1]

[1]	California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act.

Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. During the year ended October 31, 2015, no Plus Shares, Cash Plus Shares or Premier Choice Shares were outstanding. Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	83

Notes to Financial Statements (continued)

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repo arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties. Typically, a Fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Fund, respectively. Certain Funds, along with other registered investment companies advised by the Manager, may transfer uninvested cash into single joint trading accounts which are then invested in one or more repurchase agreements. As of period end, FedFund, TempCash, TempFund and T-Fund invested in repurchase agreements through joint trading accounts.

In the event the counterparty defaults and the fair value of the collateral declines, a Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by certain Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty.

84	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Notes to Financial Statements (continued)

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into a management agreement with BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory, administration and accounting services to the Funds.

For the management and administration services provided and certain expenses assumed by it under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 Billion[1]	.175% of the first $1 Billion[2]
.150% of the next $1 Billion[1]	.150% of the next $1 Billion[2]
.125% of the next $1 Billion[1]	.125% of the next $1 Billion[2]
.100% of the next $1 Billion[1]	.100% of amounts in excess of $3 Billion[2]
.095% of the next $1 Billion[1]
.090% of the next $1 Billion[1]
.085% of the next $1 Billion[1]
.080% of amounts in excess of $7 Billion[1]

[1]	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.

[2]	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion
TempFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion
California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion

The Manager has contractually agreed to waive fees and/or reimburse operating expenses in order to keep combined management fees and miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business) from exceeding 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2017, unless approved by the Board of Trustees, including a majority of the independent Trustees, or by a vote of a majority of the outstanding voting securities of such fund. These amounts are reported in the Statement of Operations as fees waived by the Manager.

The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	85

Notes to Financial Statements (continued)

Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

[1]	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier shareholders.

BRIL has contractually agreed to waive service and/or distribution fees until March 1, 2016 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period. These amounts are reported in the Statements of Operations as service and distribution fees waived-class specific.

The Manager and BRIL have also voluntarily agreed to waive a portion of their respective management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as management fees waived, service and distribution fees waived — class specific and expenses reimbursed by the Manager. The Manager and BRIL may discontinue the voluntary waiver at any time.

For the year ended October 31, 2015, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses:

Service and Distribution Fees
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$9,551	—	—	$354	—	—	—	$9,905
FedFund	$2,380,789	$109,887	$20,744	$339,562	$1,654,039	$41,509	$8,271	$4,554,801
TempCash	$396,743	—	—	—	—	—	—	$396,743
TempFund	$4,839,951	$1,572,791	$72,359	$3,079,339	$3,106,213	$112,822	$52,712	$12,836,187
T-Fund	$2,293,662	$3,017,500	$4,822	$3,248	$1,938,626	—	$8	$7,257,866
Treasury Trust Fund	$1,013,435	$57,456	—	$165,866	$6,233	—	—	$1,242,990
MuniCash	$5,526	—	—	—	—	—	—	$5,526
MuniFund	$108,577	$35,521	—	$340,309	$147,828	$14,482	$2,136	$648,853
California Money Fund	$6,106	—	—	$1,535	$72,121	$35,542	$97	$115,401
New York Money Fund	—	$94,403	—	$5,594	$35,374	$9,780	$1,034	$146,185

Service and Distribution Fees Waived
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$9,551	—	—	$354	—	—	—	$9,905
FedFund	$2,380,789	$109,887	$20,744	$339,562	$1,654,039	$41,509	$8,271	$4,554,801
TempCash	$310,915	—	—	—	—	—	—	$310,915
TempFund	$3,771,026	$1,370,809	$61,315	$1,124,754	$2,889,451	$104,666	$46,594	$9,368,615
T-Fund	$2,293,662	$3,017,500	$4,822	$3,248	$1,938,626	—	$8	$7,257,866
Treasury Trust Fund	$1,013,435	$57,456	—	$165,866	$6,233	—	—	$1,242,990
MuniCash	$5,526	—	—	—	—	—	—	$5,526
MuniFund	$108,577	$35,521	—	$340,309	$147,828	$14,482	$2,136	$648,853
California Money Fund	$6,106	—	—	$1,535	$72,121	$35,542	$97	$115,401

86	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Notes to Financial Statements (continued)

Service and Distribution Fees Waived
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
New York Money Fund	—	$94,403	—	$5,594	$35,374	$9,780	$1,034	$146,185

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
TempFund	—	$135,180,851
MuniCash	$92,115,788	$88,891,017
MuniFund	$946,293,225	$675,068,711
California Money Fund	$122,180,866	$106,096,584
New York Money Fund	$108,870,815	$139,847,100

6. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended October 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2015, inclusive of open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of October 31, 2015, the following permanent differences attributable to fees received on trade settlements were reclassified to the following accounts:

	Paid in-Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Federal Trust Fund	—	$596	$(596)
Fed Fund	—	$22,001	$(22,001)
T-Fund	—	$(854)	$854
Treasury Trust Fund	—	$19,075	$(19,075)

The tax character of distributions paid was as follows:

	Tax-Exempt Income[1]	Ordinary Income[2]	Long-Term Capital Gain	Total
Federal Trust Fund
10/31/15	—	$38,511	—	$38,511
10/31/14	—	$31,580	—	$31,580
FedFund
10/31/15	—	$2,513,107	$9,056	$2,522,163
10/31/14	—	$1,458,674	—	$1,458,674
TempCash
10/31/15	—	$1,472,508	$6,154	$1,478,662
10/31/14	—	$1,510,227	—	$1,510,227
TempFund
10/31/15	—	$49,448,318	$49,478	$49,497,796
10/31/14	—	$17,337,518		$17,337,518
T-Fund
10/31/15	—	$3,457,630	$1,752	$3,459,382
10/31/14	—	$2,655,690		$2,655,690
Treasury Trust Fund

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	87

Notes to Financial Statements (continued)

	Tax-Exempt Income[1]	Ordinary Income[2]	Long-Term Capital Gain	Total
10/31/15	—	$442,101	—	$442,101
10/31/14	—	$478,663	—	$478,663
MuniCash
10/31/15	$19,816	$115	$3,159	$23,090
10/31/14	$20,544	—	$466	$21,010
MuniFund
10/31/15	$328,241	$12,184	$106,175	$446,600
10/31/14	$321,881	$66,500	$177,334	$565,715
California Money Fund
10/31/15	$17,775		—	$17,775
10/31/14	$15,850	$14,079	—	$29,929
New York Money Fund
10/31/15	$13,100		$937	$14,037
10/31/14	$14,194	—	$830	$15,024

(1)	The Trusts designate these amounts paid during the fiscal year ended October 31, 2015, as exempt-interest dividend.

(2)

Ordinary income consists primarily of taxable income recognized from market discount and net short-term capital gains. Additionally, all ordinary income distributions are comprised of interest related dividends and qualified short-term capital dividends for non-US residents and are eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

As of October 31, 2015, the tax components of accumulated net earnings/losses were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Net Unrealized Losses[1]	Total
Federal Trust Fund	—	$8,508	—	—	—	$8,508
FedFund	—	$479,307	$71,428	—	—	$550,735
TempCash	—	$124,794	—	—	—	$124,794
TempFund	—	$2,573,897	$20,869	—	—	$2,594,766
T-Fund	—	$665,178	$17,238	—	—	$682,416
Treasury Trust Fund	—	$580,770	18,035	—	$(3,497)	$595,308
MuniCash	$10,033	$3,430	—	—	—	$13,463
MuniFund	$2,294	$5,098	$128,389	—	—	$135,781
California Money Fund	—	—	—	$(76)	—	$(76)
New York Money Fund	—	$2,384	$2,676	—	—	$5,060

(1)	The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2015, California Money Fund had capital loss carryforwards of $76 available to offset future realized capital gains without expiration.

7. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

88	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Notes to Financial Statements (continued)

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Funds’ investment strategies, fees and expenses, portfolio and share liquidity and return potential.

MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Investment percentages in specific states or U.S. territories are presented in the Schedules of investments.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

8. Capital Share Transactions:

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended October 31,
Federal Trust Fund	2015	2014
Institutional
Shares sold	630,624,120	426,887,521
Shares issued in reinvestment of distributions	10,747	3,596
Shares redeemed	(535,201,368)	(426,122,351)

Net increase	95,433,499	768,766

Dollar
Shares sold	19,216,012	18,844,636
Shares issued in reinvestment of distributions	161	1,174
Shares redeemed	(20,793,726)	(30,223,188)

Net decrease	(1,577,553)	(11,377,378)

Administration
Shares sold	711,977	1,053,329
Shares issued in reinvestment of distributions	56	283
Shares redeemed	(2,895,238)	(1,158,909)

Net decrease	(2,183,205)	(105,297)

Total Net Increase (Decrease)	91,672,741	(10,713,909)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	89

Notes to Financial Statements (continued)

	Year Ended October 31,
FedFund	2015	2014
Institutional
Shares sold	110,435,925,746	104,737,399,250
Shares issued in reinvestment of distributions	1,298,481	887,484
Shares redeemed	(109,765,607,731)	(106,314,117,059)

Net increase (decrease)	671,616,496	(1,575,830,325)

Dollar
Shares sold	23,290,463,815	10,632,278,726
Shares issued in reinvestment of distributions	722	472
Shares redeemed	(23,121,239,439)	(10,477,470,518)

Net increase	169,225,098	154,808,680

Cash Management
Shares sold	266,460,812	600,343
Shares issued in reinvestment of distributions	2,079	—
Shares redeemed	(205,529,921)	—

Net increase	60,932,970	600,343

Cash Reserve
Shares sold	14,307,759	13,488,860
Shares redeemed	(13,427,065)	(13,790,721)

Net increase (decrease)	880,694	(301,861)

Administration
Shares sold	947,882,600	506,149,437
Shares issued in reinvestment of distributions	1,220	1
Shares redeemed	(834,721,281)	(285,003,966)

Net increase	113,162,539	221,145,472

Select
Shares sold	812,577,593	86,700,251
Shares issued in reinvestment of distributions	31,853	11,076
Shares redeemed	(699,898,420)	(105,359,344)

Net increase (decrease)	112,711,026	(18,648,017)

Private Client
Shares sold	2,475,791	3,781,542
Shares issued in reinvestment of distributions	927	752
Shares redeemed	(5,084,943)	(5,126,320)

Net decrease	(2,608,225)	(1,344,026)

Premier
Shares sold	5,961,757	6,188,143
Shares issued in reinvestment of distributions	341	154
Shares redeemed	(7,770,000)	(4,715,706)

Net increase (decrease)	(1,807,902)	1,472,591

Total Net Increase (Decrease)	1,124,112,696	(1,218,097,143)

90	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Notes to Financial Statements (continued)

	Year Ended October 31,
TempCash	2015	2014
Institutional
Shares sold	14,239,499,716	20,159,706,074
Shares issued in reinvestment of distributions	624,725	573,218
Shares redeemed	(14,586,702,332)	(21,318,383,427)

Net decrease	(346,577,891)	(1,158,104,135)

Dollar
Shares sold	54,335,095	99,732,244
Shares issued in reinvestment of distributions	38,752	80,795
Shares redeemed	(183,763,878)	(351,396,547)

Net decrease	(129,390,031)	(251,583,508)

Total Net Decrease	(475,967,922)	(1,409,687,643)

TempFund
Institutional
Shares sold	784,161,774,141	635,343,864,441
Shares issued in reinvestment of distributions	18,319,111	6,530,071
Shares redeemed	(768,290,316,558)	(631,541,890,323)

Net increase	15,889,776,694	3,808,504,189

Dollar
Shares sold	22,453,461,543	36,753,858,141
Shares issued in reinvestment of distributions	192,788	56,083
Shares redeemed	(23,615,916,034)	(36,380,515,435)

Net increase (decrease)	(1,162,261,703)	373,398,789

Cash Management
Shares sold	649,303,269	688,072,757
Shares issued in reinvestment of distributions	68,670	52,278
Shares redeemed	(524,173,511)	(641,754,403)

Net increase	125,198,428	46,370,632

Cash Reserve
Shares sold	397,880,899	205,063,547
Shares issued in reinvestment of distributions	2,065	2,157
Shares redeemed	(401,166,257)	(200,119,565)

Net increase (decrease)	(3,283,293)	4,946,139

Administration
Shares sold	15,046,641,343	13,239,518,823
Shares issued in reinvestment of distributions	74,484	58,579
Shares redeemed	(14,745,883,760)	(13,437,553,677)

Net increase (decrease)	300,832,067	(197,976,275)

Select
Shares sold	741,554,064	402,932,121
Shares issued in reinvestment of distributions	89,127	70,081
Shares redeemed	(870,801,540)	(493,363,563)

Net decrease	(129,158,349)	(90,361,361)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	91

Notes to Financial Statements (continued)

	Year Ended October 31,
TempFund (concluded)	2015	2014
Private Client
Shares sold	9,506,410	26,593,626
Shares issued in reinvestment of distributions	3,114	2,329
Shares redeemed	(14,391,527)	(28,382,046)

Net decrease	(4,882,003)	(1,786,091)

Premier
Shares sold	17,261,192	19,049,913
Shares issued in reinvestment of distributions	1,828	2,345
Shares redeemed	(15,384,899)	(25,624,541)

Net increase (decrease)	1,878,121	(6,572,283)

Total Net Increase	15,018,099,962	3,936,523,739

T-Fund
Institutional
Shares sold	138,670,835,623	115,794,064,763
Shares issued in reinvestment of distributions	1,528,158	1,179,623
Shares redeemed	(137,574,723,392)	(112,742,298,144)

Net increase	1,097,640,389	3,052,946,242

Dollar
Shares sold	1,597,066,605	604,415,988
Shares issued in reinvestment of distributions	12,719	4,778
Shares redeemed	(1,364,414,737)	(704,753,194)

Net increase (decrease)	232,664,587	(100,332,428)

Cash Management
Shares sold	1,449,399,208	2,492,164,730
Shares issued in reinvestment of distributions	29,460	60,327
Shares redeemed	(1,307,740,908)	(2,864,472,606)

Net increase (decrease)	141,687,760	(372,247,549)

Cash Reserve[1]
Shares sold	120,000,009	—
Shares issued in reinvestment of distributions	55	—
Shares redeemed	(120,000,064)	—

Net increase (decrease)	—	—

[1] Commenced operations September 24, 2015.

Administration
Shares sold	43,905,373	—
Shares redeemed	(43,900,636)	—

Net increase	4,737	—

Select
Shares sold	519,522,492	395,753,942
Shares issued in reinvestment of distributions	36,150	31,785
Shares redeemed	(495,226,490)	(413,405,273)

Net increase (decrease)	24,332,152	(17,619,546)

92	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Notes to Financial Statements (continued)

	Year Ended October 31,
T-Fund (concluded)	2015	2014
Premier
Shares sold	2,380	11,001,723
Shares issued in reinvestment of distributions	—	3,395
Shares redeemed	(3,240)	(62,805,690)

Net decrease	(860)	(51,800,572)

Total Net Increase	1,496,328,765	2,510,946,147

Treasury Trust Fund
Institutional
Shares sold	32,460,345,224	27,066,241,606
Shares issued in reinvestment distributions	110,609	149,019
Shares redeemed	(29,310,799,353)	(23,720,329,546)

Net increase	3,149,656,480	3,346,061,079

Dollar
Shares sold	1,836,923,588	1,566,073,094
Shares issued in reinvestment of distributions	1,804	435
Shares redeemed	(1,847,469,796)	(1,318,272,081)

Net increase (decrease)	(10,544,404)	247,801,448

Cash Management
Shares sold	5,719,242	28,111,076
Shares redeemed	(11,968,378)	(26,275,548)

Net increase (decrease)	(6,249,136)	1,835,528

Administration
Shares sold	4,435,458,750	2,316,992,471
Shares issued in reinvestment of distributions	315	502
Shares redeemed	(4,197,039,104)	(2,089,561,467)

Net increase	238,419,961	227,431,506

Select[2]
Shares sold	23,152,489	—
Shares issued in reinvestment of distributions	63	—
Shares redeemed	(15,094,963)	—

Net increase (decrease)	8,057,589	—

Total Net Increase	3,379,340,490	3,823,129,561

[2] Commenced operations September 28, 2015.

MuniCash
Institutional
Shares sold	276,664,275	292,180,090
Shares issued in reinvestment of distributions	2,792	1,649
Shares redeemed	(276,231,202)	(336,572,046)

Net increase (decrease)	435,865	(44,390,307)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	93

Notes to Financial Statements (continued)

	Year Ended October 31,
MuniCash (continued)	2015	2014
Dollar
Shares sold	2,763,822	51,284,592
Shares issued in reinvestment of distributions	333	2,083
Shares redeemed	(4,232,273)	(88,805,992)

Net decrease	(1,468,118)	(37,519,317)

Total Net Decrease	(1,032,253)	(81,909,624)

MuniFund
Institutional
Shares sold	5,596,948,757	5,362,576,205
Shares issued in reinvestment of distributions	107,160	118,246
Shares redeemed	(5,447,572,677)	(5,302,475,402)

Net increase	149,483,240	60,219,049

Dollar
Shares sold	124,868,049	214,637,156
Shares issued in reinvestment of distributions	—	1
Shares redeemed	(132,732,120)	(224,041,932)

Net decrease	(7,864,071)	(9,404,775)

Cash Management
Shares sold	7,399,046	6,415,596
Shares issued in reinvestment of distributions	1,720	2,381
Shares redeemed	(13,831,054)	(16,111,796)

Net decrease	(6,430,288)	(9,693,819)

Administration
Shares sold	466,345,982	545,635,891
Shares issued in reinvestment of distributions	9,593	16,342
Shares redeemed	(456,583,830)	(518,541,163)

Net increase	9,771,745	27,111,070

Select
Shares sold	78,486,529	37,685,747
Shares issued in reinvestment of distributions	4,394	6,343
Shares redeemed	(73,303,548)	(36,409,885)

Net increase	5,187,375	1,282,205

Private Client
Shares sold	15	90,107
Shares issued in reinvestment of distributions	462	661
Shares redeemed	(168,757)	(60,331)

Net increase (decrease)	(168,280)	30,437

Premier
Shares sold	20,730	242,664
Shares issued in reinvestment of distributions	126	289
Shares redeemed	(841,804)	(460,341)

Net decrease	(820,948)	(217,388)

Total Net Increase	149,158,773	69,326,779

94	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Notes to Financial Statements (continued)

	Year Ended October 31,
California Money Fund	2015	2014
Institutional
Shares sold	616,376,040	522,226,289
Shares issued in reinvestment of distributions	511	1,263
Shares redeemed	(511,213,430)	(535,568,080)

Net increase (decrease)	105,163,121	(13,340,528)

Dollar
Shares sold	25,624,897	31,316,029
Shares issued in reinvestment of distributions	235	659
Shares redeemed	(24,544,169)	(35,015,857)

Net increase (decrease)	1,080,963	(3,699,169)

Administration
Shares sold	4,228,756	3,598,915
Shares redeemed	(3,786,314)	(4,658,542)

Net increase (decrease)	442,442	(1,059,627)

Select
Shares sold	10,988,997	13,422,920
Shares issued in reinvestment of distributions	847	1,412
Shares redeemed	(13,904,625)	(9,580,725)

Net increase (decrease)	(2,914,781)	3,843,607

Private Client
Shares sold	2	64,889
Shares issued in reinvestment of distributions	416	825
Shares redeemed	(184,904)	(733,784)

Net decrease	(184,486)	(668,070)

Premier
Shares sold	11	2
Shares issued in reinvestment of distributions	—	2
Shares redeemed	(16,873)	(138)

Net decrease	(16,862)	(134)

Total Net Increase (Decrease)	103,570,397	(14,923,921)

New York Money Fund
Institutional
Shares sold	263,441,617	289,249,537
Shares issued in reinvestment of distributions	942	938
Shares redeemed	(288,727,150)	(265,522,538)

Net increase (decrease)	(25,284,591)	23,727,937

Cash Management
Shares sold	70,064,604	60,720,565
Shares redeemed	(81,478,410)	(61,046,869)

Net decrease	(11,413,806)	(326,304)

Administration
Shares sold	15,264,489	25,660,018
Shares redeemed	(13,287,803)	(27,474,742)

Net increase (decrease)	1,976,686	(1,814,724)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	95

Notes to Financial Statements (concluded)

	Year Ended October 31,
New York Money Fund (continued)	2015	2014
Select
Shares sold	9,552,220	11,543,048
Shares issued in reinvestment of distributions	460	993
Shares redeemed	(13,133,842)	(13,522,921)

Net decrease	(3,581,162)	(1,978,880)

Private Client
Shares sold	569,371	1,630,376
Shares issued in reinvestment of distributions	128	71
Shares redeemed	(1,703,588)	(70,345)

Net increase (decrease)	(1,134,089)	1,560,102

Premier
Shares sold	132,035	534,988
Shares issued in reinvestment of distributions	20	36
Shares redeemed	(523,406)	(375,663)

Net increase (decrease)	(391,351)	159,361

Total Net Increase (Decrease)	(39,828,313)	21,327,492

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:

On July 28, 2015, the Board of Trustees of the Trust and the Board of Trustees of Funds For Institutions Series (the “Target Trust”), approved the reorganization of FFI Institutional Tax-Exempt Fund (the “Target Fund”), a series of the Target Trust, with and into MuniCash (the “Acquiring Fund”), with the Acquiring Fund continuing as the surviving fund after the reorganization. At a special shareholder meeting on December 17, 2015, the requisite shareholders of the Target Fund approved the reorganization, which is expected to be completed in the first quarter of 2016.

On November 2, 2015, Bank of America reached an agreement to transfer the investment management responsibilities of BofA Global Capital Management (“BoA”) to BlackRock Advisors, LLC (the “Manager”). In connection with this transaction, the Manager is proposing to reorganize the funds managed by BoA into certain funds managed by the Manager.

The Board of Trustees of the BoA target funds (the “Target Funds”) at a meeting held on December 10, 2015 and the Board of Trustees of the BlackRock acquiring funds (the “Acquiring Funds”) at a meeting held on December 14-15, 2015 approved certain reorganizations of each Target Fund into each Acquiring Fund. Each proposed reorganizaton is subject to required shareholder approvals and the satisfaction of applicable regulatory requirements and other customary closing conditions.

96	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Liquidity Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund, and New York Money Fund, constituting BlackRock Liquidity Funds (collectively the “Funds”), as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 23, 2015

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund and Treasury Trust Fund during the fiscal year ended October 31, 2015:

Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents[1]
Month Paid:
November 2014 - October 2015
Federal Trust Fund	100.00%
FedFund	99.98%
TempCash	88.09%
TempFund	76.02%
T-Fund	99.50%
Treasury Trust Fund	100.00%

Federal Obligation Interest[2]
Federal Trust Fund	84.19%
FedFund	19.00%
TempCash	0.28%
TempFund	0.54%
T-Fund	32.78%
Treasury Trust Fund	6.84%

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for non-resident aliens and foreign corporations.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax. Additionally, at least 50% of the assets of Federal Trust Fund and Treasury Trust Fund were invested in federal obligations at the end of each fiscal quarter.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	97

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met in person on April 21, 2015 (the “April Meeting”) and May 18-20, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of each series of the Trust (each, a “Fund” and together, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Trust’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; sub-advisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

98	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Disclosure of Investment Advisory Agreement (continued)

BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2016. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of the portfolio holdings of each Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable

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Disclosure of Investment Advisory Agreement (continued)

Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past several years.

The Board noted that for each of the one-, three- and five-year periods reported, MuniFund, New York Money Fund, TempCash, TempFund and T-Fund each ranked in the first quartile against its Lipper Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, Federal Trust Fund and FedFund each ranked in the first, second and first quartiles, respectively, against its Lipper Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, California Money Fund and MuniCash each ranked in the second, first and first quartiles, respectively, against its Lipper Performance Universe.

The Board noted that for each of the one-, three- and five-year periods reported, Treasury Trust Fund ranked in the third quartile against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-, three-, and five-year periods.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of each Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Funds. The Board may periodically receive and review information from

100	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Disclosure of Investment Advisory Agreement (continued)

independent third parties as part of its annual evaluation. BlackRock retained an independent third party to evaluate its cost allocation methodologies in the context of BlackRock’s 1940 Act fund business. The Board considered the results of that evaluation in connection with BlackRock’s profitability reporting. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that FedFund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that T-Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that Treasury Trust Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile, relative to the Fund’s Expense Peers. The Board determined that the Fund’s contractual management fee rate was appropriate in light of the median contractual management fee rate paid by its Expense Peers.

The Board noted that TempFund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board determined that the Fund’s total expense ratio was appropriate in light of the median total expense ratio paid by its Expense Peers.

The Board noted that MuniCash’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that the contractual management fee rate of each of California Money Fund and New York Money Fund ranked in the fourth quartile, and that the actual management fee rate and total expense ratio of each of these Funds each ranked in the first quartile, relative to the Fund’s Expense Peers.

The Board noted that Federal Trust Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that MuniFund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that TempCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board determined that the Fund’s total expense ratio was appropriate in light of the median total expense ratio paid by its Expense Peers.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that each of California Money Fund, MuniCash, MuniFund, New York Money Fund, TempCash and Temp Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that each of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the combined aggregate asset level of the four Funds increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of each Fund’s fees and/or reimburse each Fund’s operating expenses as necessary. The voluntary waivers and/or reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund and, in the case of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund, based upon the combined aggregate asset level of the four Funds. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

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Disclosure of Investment Advisory Agreement (concluded)

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

102	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Officers and Trustees

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 161 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 161 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 161 Portfolios	None
Frank J. Fabozzi 1939	Trustee	Since 2004	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Visiting Professor, Princeton University from 2013 to 2014; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011.	108 RICs consisting of 236 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2004	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 161 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 1939	Trustee	Since 2007	Professor Emeritus, New York University since 2005; President London Center for Policy Research since 2012; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 161 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 161 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 161 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 161 Portfolios	None
Toby Rosenblatt 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Futures Foundation (philanthropic foundation) since 2009; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 161 Portfolios	None

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Officers and Trustees (continued)

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] (concluded)
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 161 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 161 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 161 Portfolios	None

[1]    The address of each Trustee and Officers is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[3]    Date shown is the earliest date a person has served for the Trust. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock(“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Trust’s board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock from 1988 to 2008.	108 RICs consisting of 236 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Trustee (Since 2015); President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 334 Portfolios	None

[4]    Mr. Perlowski and Ms. Novick are both “interested persons,” as defined in the 1940 Act, of the Fund based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of a complex of BlackRock registered open-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is also a board member of the BlackRock Closed-End Complex. Interested Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The maximum age limitation may be waived as to any Trustee by action of a majority of the Trustees upon a finding of good cause therefor.

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Officers and Trustees (concluded)

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Trustee and Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. [2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 800-441-7450.

Effective September 25, 2015, John M. Perlowski was appointed to serve as a Trustee of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Sub-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Custodian The Bank of New York Mellon New York, NY 10286	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Legal Counsel Sidley Austin LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Distributor BlackRock Investments, LLC New York, NY 10022

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Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at

http://www.blackrock.com/cash

2)	Select “Access Your Account”
3)	Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7450.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7450.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7450; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7450 and (2) on the SEC’s website at http://www.sec.gov.

106	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2015	107

This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-10/15-AR

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3	–	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$22,163	$22,385	$0	$0	$10,812	$10,600	$0	$0
Federal Trust Fund	$22,163	$22,385	$0	$0	$9,792	$9,600	$0	$0
FedFund	$25,063	$25,314	$0	$0	$9,792	$9,600	$4,500	$4,500
MuniCash	$22,163	$22,385	$0	$0	$10,812	$10,600	$0	$0
MuniFund	$24,363	$24,607	$0	$0	$10,812	$10,600	$0	$0
New York Money Fund	$22,163	$22,385	$0	$0	$10,812	$10,600	$0	$0
TempCash	$24,713	$24,960	$0	$0	$9,792	$9,600	$0	$0
TempFund	$26,713	$26,980	$0	$0	$9,792	$9,600	$4,500	$4,500
T-Fund	$25,063	$25,314	$0	$0	$9,792	$9,600	$0	$0
Treasury Trust Fund	$24,363	$24,607	$0	$0	$9,792	$9,600	$0	$0
The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,391,000	$2,555,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$10,812	$10,600
Federal Trust Fund	$9,792	$9,600
FedFund	$9,792	$9,600
MuniCash	$10,812	$10,600
MuniFund	$10,812	$10,600
New York Money Fund	$10,812	$10,600
TempCash	$9,792	$9,600
TempFund	$9,792	$9,600
T-Fund	$9,792	$9,600
Treasury Trust Fund	$9,812	$9,600

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,391,000 and $2,555,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and
Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date:	December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date:	December 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date:	December 23, 2015